UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts	02111
(Address of principal executive offices)	(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value (000)*
Equities: 97.7%
Information 23.6%
	> Business Software 3.7%
1,950,000	Quality Systems (a)	$82,407
	IT Systems for Medical Groups & Ambulatory Care Centers
2,480,544	Micros Systems (b)	66,131
	Information Systems for Restaurants & Hotels
5,000,000	Informatica (a)(b)	64,950
	Enterprise Data Integration Software
12,400,000	Novell (b)	63,736
	Directory, Operating System & Identity Management Software
1,525,000	ANSYS (b)	57,752
	Simulation Software for Engineers & Designers
1,400,000	Concur Technologies (b)	53,564
	Web Enabled Cost & Expense Management Software
3,000,000	Red Hat (b)	45,210
	Maintenance & Support for Opensource
2,425,000	Kenexa (a)(b)	38,291
	Recruiting & Workforce Management Solutions
1,800,000	Blackbaud	33,210
	Software & Services for Non-profits
3,050,000	Radiant Systems (a)(b)	26,504
	Point of Sale Systems: Convenience Stores & Restaurants
700,000	Avid Technology (b)	16,842
	Digital Nonlinear Editing Software & Systems
3,343,000	Actuate (a)(b)	11,701
	Information Delivery Software & Solutions
477,129	NetSuite (b)	8,598
	End to End IT Systems Solution Delivered Over the Web
		568,896
	> Instrumentation 3.7%
6,000,000	Flir Systems (b)	230,520
	Infrared Cameras
900,000	Mettler Toledo (b)	88,200
	Laboratory Equipment
3,240,000	Trimble Navigation (b)	83,786
	GPS-based Instruments
2,500,000	IPG Photonics (a)(b)	48,775
	Fiber Lasers
900,000	Varian (b)	38,610
	Analytical Instruments
600,000	Dionex (b)	38,130
	Ion & Liquid Chromatography
1,275,000	FARO Technologies (a)(b)	25,972
	Precision Measurement Equipment
400,000	Hamamatsu Photonics (Japan)	9,700
	Optical Sensors for Medical & Industrial Applications
		563,693
	> Computer Hardware & Related Equipment 3.4%
3,800,000	Amphenol	152,532
	Electronic Connectors
2,400,000	II-VI (b)(a)	92,784
	Laser Components
2,125,000	Belden CDT	67,554
	Specialty Cable
1,255,000	Dolby Laboratories (b)	44,163
	Audio Technology for Consumer Electronics
1,255,000	Zebra Technologies (b)	34,952
	Bar Code Printers
1,615,000	Teradata (b)	31,492
	Enterprise Data Warehouse Systems
800,000	Nice Systems - ADR (Israel) (b)	21,792
	Audio & Video Recording Solutions
1,180,000	Stratasys (a)(b)	20,615
	Rapid Prototyping Systems
655,000	Rofin-Sinar Technologies (b)	20,050
	Laser Systems
870,000	Netgear (b)	13,050
	Networking Products for Small Business & Home
280,000	Rogers (b)	10,354
	Printed Circuit Board Laminates & High-performance Foams
500,000	Intermec (b)	9,820
	Bar Code & Wireless LAN Systems
		519,158
	> Mobile Communications 1.8%
4,500,000	Crown Castle International (b)	130,365
	Communications Towers
3,500,000	American Tower (b)	125,895
	Communications Towers in USA & Mexico
1,200,000	MetroPCS Communications (b)	16,788
	Discount Cellular Telephone Services
1,500,000	Globalstar (b)	2,550
	Satellite Mobile Voice & Data Carrier
		275,598
	> Semiconductors & Related Equipment 1.5%
2,340,000	Microsemi (b)	59,623
	Analog/Mixed-signal Semiconductors
1,420,000	Littelfuse (a)(b)	42,216
	Little Fuses
1,035,000	Supertex (a)(b)	29,146
	Mixed-signal Semiconductors
3,614,000	ON Semiconductor (b)	24,431
	Mixed-signal & Power Management Semiconductors
2,600,000	Integrated Device Technology (b)	20,228
	Communications Semiconductors
2,035,000	IXYS (a)(b)	18,498
	Power Semiconductors
3,000,000	Entegris (b)	14,520
	Semiconductor Wafer Shipping & Handling Products
6,723,301	Everlight Electronics (Taiwan)	14,006
	LED Packager
630,000	Pericom Semiconductor (b)	6,615
	Interface ICs & Frequency Control Products
		229,283

Number of Shares		Value (000)
	> Financial Processors 1.1%
2,774,000	Global Payments	$124,442
	Credit Card Processor
2,500,000	Hong Kong Exchanges and Clearing (Hong Kong)	31,067
	Hong Kong Equity & Derivatives Market Operator
4,000,000	Singapore Exchange (Singapore)	17,337
	Singapore Equity & Derivatives Market Operator
		172,846
	> CATV 1.1%
83,000	Jupiter Telecommunications (Japan)	59,801
	Largest Cable Service Provider in Japan
2,250,000	Discovery Communications (b)	32,062
2,250,000	Discovery Communications, Series C (b)	31,860
	CATV Programming
4,000,000	Mediacom Communications (a)(b)	23,680
	CATV Franchises
750,000	Liberty Global, Series C (b)	21,068
	CATV Franchises Outside the USA
		168,471
	> Business Information & Marketing Services 1.0%
1,750,000	Viad (a)	50,383
	Trade Show Services, Travel & Tours
2,500,000	Navigant Consulting (a)(b)	49,725
	Financial Consulting Firm
420,000	FTI Consulting (b)	30,341
	Financial Consulting Firm
2,000,000	InfoGROUP	13,220
	Business Data for Sales Leads
2,000,000	Voyager Learning (a)(b)	8,000
	Education Services for the K-12 Market
196,533	Ascent Media (b)	4,797
	Video Editing, Management, Digitization & Distribution Services
		156,466
	> Telephone Services 1.0%
8,500,000	TW Telecom (a)(b)	88,315
	Fiber Optic Telephone/Data Services
4,436,134	Cogent Communications (a)(b)(c)	34,247
	Internet Data Pipelines
2,037,410	General Communications (b)	18,866
	CATV, Web, Phone & Commercial Communications Provider in Alaska
4,790,200	PAETEC Holding (b)	10,299
	Telephone/Data Services for Business
		151,727
	> Gaming Equipment & Services 1.0%
3,750,000	Bally Technologies (a)(b)	113,550
	Slot Machines & Software
1,300,000	Scientific Games (b)	29,926
	Lottery Services Provider
		143,476
	> Internet Related 0.9%
9,500,000	SkillSoft - ADR (a)(b)	99,370
	Web-based Learning Solutions (E-Learning)
2,273,071	Switch & Data Facilities (a)(b)	28,300
	Network Neutral Data Centers
1,400,000	TheStreet.com	8,386
	Financial Information Website Publisher
188,575	ValueClick (b)	1,929
	Internet Advertising
		137,985
	> Telecommunications Equipment 0.8%
15,337,000	Tellabs (b)	62,268
	Telecommunications Equipment
2,030,000	Polycom (b)	46,954
	Video Conferencing Equipment
425,000	Ciena (b)	4,284
	Optical Transport & Broadband Access Equipment
		113,506
	> Computer Services 0.6%
5,000,000	iGate (a)(b)	43,350
	IT & Business Process Outsourcing Services
1,150,000	SRA International (b)	26,024
	Government IT Services
4,600,000	Hackett Group (a)(b)	25,024
	IT Integration & Best Practice Research
508,987	Virtusa (b)	3,314
	Offshore IT Outsourcing
		97,712
	> Electronics Distribution 0.5%
3,240,000	Avnet (b)	79,801
	Electronic Components Distribution
		79,801
	> Contract Manufacturing 0.4%
24,250,000	Sanmina-SCI (b)	33,950
	Electronic Manufacturing Services
1,275,000	Plexus (b)	26,392
	Electronic Manufacturing Services
		60,342
	> Consumer Software 0.4%
3,200,000	THQ (b)	38,528
	Entertainment Software
1,100,000	Activision Blizzard (b)	16,973
	Entertainment Software
		55,501
	> Satellite Broadcasting & Services 0.3%
1,249,539	SES Global (France)	25,937
	Satellite Broadcasting Services
520,000	Liberty Media - Entertainment (b)	12,985
	Satellite TV Operations & CATV Programming
		38,922
	> Radio 0.1%
1,400,000	Saga Communications (a)(b)	7,980
	Radio Stations in Small- & Mid-sized Cities

Number of Shares		Value (000)
	> Radio—continued
1,500,000	Cumulus Media (b)	$6,390
	Radio Stations in Small Cities
1,541,000	Salem Communications (a)(b)	1,926
	Radio Stations for Religious Programming
2,400,000	Spanish Broadcasting System (a)(b)	912
	Spanish Language Radio Stations
		17,208
	> Advertising 0.1%
1,127,709	VisionChina Media - ADR (China) (b)	16,589
	Advertising on Digital Screens in China’s Mass Transit System
		16,589
	> Publishing 0.1%
797,300	Prisa (Spain)	5,417
	Leading Spanish-speaking Publisher
833,100	Informa Group (United Kingdom)	4,671
	Global Publisher & Event Organizer
		10,088
	> TV Broadcasting 0.1%
2,500,000	Entravision Communications (b)	6,725
	Spanish Language TV & Radio Stations
1,750,000	Gray Television	3,010
	Mid-market Affiliated TV Stations
		9,735
Information: Total		3,587,003

Industrial Goods & Services 19.7%
	> Machinery 8.0%
5,000,000	Ametek	203,850
	Aerospace/Industrial Instruments
4,200,000	Donaldson (a)	176,022
	Industrial Air Filtration
3,500,000	Clarcor (a)	132,825
	Mobile & Industrial Filters
2,200,000	ESCO Technologies (a)(b)	105,974
	Automatic Electric Meter Readers
2,850,000	Pentair	98,524
	Pumps & Water Treatment
2,250,000	Mine Safety Appliances (a)	85,770
	Safety Equipment
1,800,000	Kaydon (a)	81,108
	Specialized Friction & Motion Control Products
1,250,000	Nordson	61,388
	Dispensing Systems for Adhesives & Coatings
1,350,000	Toro	55,755
	Turf Maintenance Equipment
1,230,000	MOOG (b)	52,742
	Motion Control Products for Aerospace, Defense & Industrial Markets
654,903	Lincoln Electric	42,117
	Welding Equipment & Consumables
1,100,000	Pall	37,829
	Filtration & Fluids Clarification
2,650,000	Oshkosh Truck	34,874
	Specialty Truck Manufacturer
975,000	Kennametal	26,442
	Consumable Cutting Tools
406,123	HEICO	11,396
	FAA Approved Aircraft Replacement Parts
360,000	Union Tool (Japan)	8,477
	Precision Drill Bit Manufacturer
		1,215,093
	> Other Industrial Services 2.9%
5,500,000	Expeditors International of Washington	191,620
	International Freight Forwarder
1,900,000	Forward Air (a)	51,737
	Freight Transportation Between Airports
2,250,000	UTI Worldwide	38,295
	Global Logistics & Freight Forwarding
2,300,000	TrueBlue (a)(b)	37,168
	Temporary Manual Labor
2,000,000	American Reprographics (b)	34,500
	Document Management & Logistics
1,750,000	Mobile Mini (a)(b)	33,828
	Portable Storage Units Leasing
1,122,000	Imtech (Netherlands)	23,039
	Engineering & Technical Services
615,000	TAL International Group	12,804
	Intermodal Freight Containers Leasing
800,000	Intertek Testing (United Kingdom)	12,031
	Testing, Inspection & Certification Services
1,000,000	American Commercial Lines (b)	10,640
	Operator/Builder of Inland Barges
		445,662
	> Industrial Materials & Specialty Chemicals 2.3%
1,800,000	Sociedad Quimica y Minera de Chile - ADR (Chile)	45,378
	Producer of Specialty Fertilizers, Lithium & Iodine
600,000	Greif	39,372
	Industrial Packaging
1,000,000	Cytec Industries	38,910
	Aerospace Composites & Specialty Chemicals
400,000	Novozymes (Denmark)	35,604
	Industrial Enzymes
1,260,000	Albany International	34,436
	Paper Machine Clothing & Advanced Textiles
900,000	Albemarle	27,756
	Refinery Catalysts & Other Specialty Chemicals
1,378,000	Drew Industries (a)(b)	23,578
	RV & Manufactured Home Components
500,000	Aptargroup	19,555
	Dispensing Systems for Consumer Products & Pharmaceuticals
2,850,000	Kansai Paint (Japan)	17,664
	Paint Producer in Japan, India, China & Southeast Asia
15,000	Sika (Switzerland)	16,924
	Chemicals for Construction & Industrial Applications

Number of Shares		Value (000)
	> Industrial Materials & Specialty Chemicals—continued
820,000	Nalco Holding Company	$15,203
	Provider of Water Treatment & Process Chemicals & Services
350,000	Koppers Holdings	13,093
	Integrated Provider of Carbon Compounds
267,200	Carbone Lorraine (France)	12,672
	Advanced Industrial Materials
101,500	Intrepid Potash (b)	3,059
	U.S. Potash Producer
		343,204
	> Industrial Distribution 2.2%
1,300,000	WW Grainger	113,061
	Industrial Distribution
1,925,000	Airgas	95,576
	Industrial Gas Distributor
1,801,600	Watsco (a)	90,585
	HVAC Distribution
2,000,000	Interline Brands (a)(b)	32,420
	Industrial Distribution
		331,642
	> Construction 1.2%
750,000	Martin Marietta Materials	83,985
	Aggregates
2,200,000	Simpson Manufacturing	59,598
	Wall Joint Maker
850,000	Texas Industries	34,731
	Aggregates, Cement & Concrete
484,000	M/I Homes	11,026
	Home Builder
		189,340
	> Waste Management 0.8%
2,250,000	Waste Connections (b)	77,175
	Solid Waste Management
4,130,000	Allied Waste Industries (b)	45,884
	Solid Waste Management
		123,059
	> Outsourcing Services 0.8%
2,300,000	Quanta Services (b)	62,123
	Electrical & Telecom Construction Services
2,025,000	Administaff (a)	55,120
	Professional Employer Organization
600,000	GP Strategies (b)	4,560
	Training Programs
		121,803
	> Conglomerates 0.7%
4,751,000	Hexagon (Sweden)	54,408
	Measurement Equipment & Polymers
2,822,455	Aalberts Industries (Netherlands)	36,164
	Flow Control & Heat Treatment
600,000	Ibiden (Japan)	14,615
	Electronic Parts & Ceramics
		105,187
	> Electrical Components 0.6%
1,700,000	Acuity Brands	70,992
	Commercial Lighting Fixtures
1,125,000	Ushio (Japan)	18,377
	Industrial Light Sources
		89,369
	> Steel 0.2%
480,000	Haynes International (b)	22,478
	Producer of High Performance Alloys
450,000	Commercial Metals	7,601
	Vertically Integrated Steelmaker
		30,079
Industrial Goods & Services: Total		2,994,438

Finance 15.0%
	> Insurance 4.8%
2,089,844	Philadelphia Consolidated Holding (b)	122,402
	Specialty Insurance
3,565,000	HCC Insurance Holdings	96,255
	Specialty Insurance
1,748,000	Leucadia National	79,429
	Insurance Holding Company
1,200,000	Assurant	66,000
	Specialty Insurance
2,000,000	Delphi Financial Group	56,080
	Group Employee Benefit Products & Services
1,300,000	Endurance Specialty Holdings	40,196
	Commercial Lines Insurance/Reinsurance
740,000	StanCorp Financial Group	38,480
	Group Life & Disability Insurance
100,000	Markel (b)	35,150
	Specialty Insurance
575,000	Navigators Group (b)	33,350
	Specialty Insurance
1,420,000	Selective Insurance Group	32,546
	Commercial & Personal Lines Insurance
8,600,000	Conseco (b)	30,272
	Life, Long-term Care & Medical Supplement Insurance
995,000	Protective Life	28,368
	Life Insurance
1,000,000	Aspen Insurance	27,500
	Commercial Lines Insurance/Reinsurance
867,420	Stewart Information Services (a)	25,806
	Title Company
900,000	Tower Group	21,204
	Commercial & Personal Lines Insurance
164,007	SeaBright Insurance Holdings (b)	2,132
	Workers Compensation Insurance
		735,170
	> Banks 3.7%
3,110,000	BOK Financial	150,555
	Tulsa-based Southwest Bank
3,511,000	Associated Banc-Corp	70,045
	Midwest Bank
3,750,000	TCF Financial	67,500
	Great Lakes Bank
2,020,000	MB Financial (a)	66,801
	Chicago Bank
3,000,000	Valley National Bancorp	62,880
	New Jersey/New York Bank

Number of Shares		Value (000)
	> Banks—continued
2,246,000	Glacier Bancorp	$55,634
	Mountain States Bank
670,000	SVB Financial Group (b)	38,806
	Bank to Venture Capitalists
1,200,000	TriCo Bancshares (a)	25,836
	California Central Valley Community Bank
837,000	West Coast Bancorp (a)	12,270
	Portland Small Business Bank
338,165	Greene County Bancshares (c)	7,950
	Tennessee Bank
651,293	Nara Bancorp	7,295
	Korean Focused L.A. Bank
200,000	First Busey	3,666
	Illinois Bank
		569,238
	> Brokerage & Money Management 2.4%
6,448,000	SEI Investments	143,146
	Mutual Fund Administration & Investment Management
3,435,000	Eaton Vance	121,015
	Specialty Mutual Funds
320,000	Affiliated Managers Group (b)	26,512
	Asset Manager Holding Company
600,000	Lazard	25,656
	Investment & Acquistition Advisory
717,395	Cohen & Steers (c)	20,324
	Top REIT Fund Manager
450,000	Investment Technology Group (b)	13,693
	Electronic Trading
288,853	KBW (b)(c)	9,515
	Investment Bank to Financial Industry
200,000	Options Express	3,884
	On Line Options Brokerage
		363,745
	> Savings & Loans 2.2%
12,993,899	People’s United	250,133
	Connecticut Savings & Loan
750,000	Housing Development Finance (India)	34,426
	Indian Mortgage Lender
1,825,000	Washington Federal	33,671
	Traditional Thrift
360,000	Provident New York Bancorp	4,759
	New York State Thrift
480,321	Anchor Bancorp Wisconsin	3,531
	Wisconsin Thrift
15,090	ViewPoint Financial	264
	Texas Thrift
		326,784
	> Finance Companies 1.9%
7,235,000	AmeriCredit (a)(b)(c)	73,291
	Auto Lending
2,000,000	McGrath Rentcorp (a)	57,640
	Temporary Space & IT Rentals
1,545,000	World Acceptance (a)(b)	55,620
	Personal Loans
795,000	GATX	31,458
	Rail Car Lessor
2,900,000	H&E Equipment Services (a)(b)	28,014
	Heavy Equipment Leasing
1,500,000	CAI International (a)(b)	16,590
	International Container Leasing & Management
550,000	Aaron Rents	14,888
	Rent to Own
1,091,000	Marlin Business Services (a)(b)	9,252
	Small Equipment Leasing
417,530	Electro Rent	5,607
	Test & Measurement Rentals
		292,360
Finance: Total		2,287,297

Consumer Goods & Services 14.9%
	> Retail 3.3%
4,850,000	Urban Outfitters (b)	154,569
	Apparel & Home Specialty Retailer
2,750,000	Abercrombie & Fitch	108,488
	Teen Apparel Retailer
1,975,000	J Crew Group (b)	56,426
	Multi-channel Branded Retailer
4,223,067	Talbots (a)	55,322
	Women’s Specialty Retailer
4,930,000	Chico’s FAS (b)	26,967
	Women’s Specialty Retailer
950,000	Family Dollar	22,515
	Discount Retailer
700,000	Lululemon Athletica (b)	16,121
	Premium Active Apparel Retailer
2,039,733	Christopher & Banks (a)	15,645
	Women’s Apparel Retailer
1,200,000	Gaiam (a)(b)	12,720
	Healthy Living Catalogs & E-Commerce
500,000	PetSmart	12,355
	Pet Goods Retailer
600,000	Dick’s Sporting Goods (b)	11,748
	Sporting Goods Retailer
300,000	Dollar Tree (b)	10,908
	Discount Retailer
		503,784
	> Other Consumer Services 2.3%
2,200,000	ITT Educational Services (a)(b)	178,002
	Post-secondary Degree Services
1,275,000	Weight Watchers International	46,665
	Weight Loss Programs
1,400,000	Life Time Fitness (b)(c)	43,778
	Sport & Fitness Club Operator
1,500,000	Universal Technical Institute (a)(b)	25,590
	Vocational Training
1,500,000	Career Education (b)	24,525
	Post-secondary Education
2,550,000	Princeton Review (a)(b)	20,400
	College Preparation Courses
110,000	Pierre & Vacances (France)	7,469
	Vacation Apartment Lets

Number of Shares		Value (000)
	> Other Consumer Services—continued
100,000	Lincoln Technical Institute (b)	$1,323
	Vocational Training
		347,752
	> Apparel 2.0%
7,680,000	Coach (b)	192,307
	Designer & Retailer of Branded Leather Accessories
3,000,000	Billabong International (Australia)	32,818
	Action Sports Apparel Brand Manager
1,150,000	True Religion Apparel (b)	29,728
	Premium Denim
1,069,000	Oxford Industries (a)	27,612
	Branded & Private Label Apparel
700,000	Under Armour (b)(c)	22,232
	Performance Apparel Wholesaler
		304,697
	> Furniture & Textiles 1.4%
4,000,000	Herman Miller (a)	97,880
	Office Furniture
3,800,000	Knoll (a)	57,456
	Office Furniture
2,000,000	HNI	50,680
	Office Furniture & Fireplaces
600,000	American Woodmark	13,470
	Kitchen Cabinet Manufacturer
		219,486
	> Nondurables 1.4%
1,010,000	Chattem (a)(b)	78,962
	Personal Care Products
2,500,000	Jarden (b)	58,625
	Branded Household Products
1,900,000	Helen of Troy (a)(b)	43,263
	Hair Dryers & Curling Irons
450,000	Energizer Holdings (b)	36,247
	Household & Personal Care Products
		217,097
	> Travel 1.3%
2,390,000	Vail Resorts (a)(b)	83,530
	Ski Resort Operator & Developer
4,000,000	Expedia (b)	60,440
	Online Travel Services Company
2,100,000	Choice Hotels	56,910
	Franchisor of Budget Hotel Brands
		200,880
	> Casinos & Gaming 0.6%
1,700,000	Penn National Gaming (b)	45,169
	Regional Casino Operator
4,050,000	Pinnacle Entertainment (a)(b)(c)	30,618
	Regional Casino Operator
2,380,000	Intralot (Greece)	20,541
	Lottery & Gaming Systems & Services
		96,328
	> Restaurants 0.6%
887,374	Red Robin Gourmet Burgers (a)(b)	23,782
	Casual Dining Restaurant
1,607,240	Sonic (b)	23,417
	Quick Service Restaurant
1,150,000	Cheesecake Factory (b)	16,813
	Casual Dining Restaurants
1,800,000	AFC Enterprises (a)(b)	13,068
	Popeyes Restaurants
800,000	California Pizza Kitchen (b)	10,296
	Casual Dining Restaurant
		87,376
	> Food & Beverage 0.6%
1,600,000	Hansen Natural (b)	48,400
	Alternative Beverages
5,000,000	Smart Balance (a)(b)	32,800
	Healthy Food Products
156,400	Aryzta (Ireland) (b)	6,099
	Baked Goods
		87,299
	> Leisure Products 0.6%
1,250,000	Thor Industries (c)	31,025
	RV & Bus Manufacturer
1,416,000	Speedway Motorsports	27,584
	Motorsports Racetrack Owner & Operator
400,000	International Speedway	15,564
	Largest Motorsports Racetrack Owner & Operator
640,000	Winnebago	8,269
	Premier Motorhome Maker
2,766,000	Fleetwood Enterprises (b)	2,821
	RV & Manufactured Home Maker
		85,263
	> Consumer Goods Distribution 0.5%
2,890,000	Pool (a)	67,424
	Distributor of Swimming Pool Supplies & Equipment
		67,424
	> Cruise Lines 0.1%
1,000,000	Royal Caribbean Cruises	20,750
	Largest Cruise Line
		20,750
	> Other Entertainment 0.1%
435,000	CTS Eventim (Germany)	15,816
	Event Ticket Sales
		15,816
	> Other Durable Goods 0.1%
2,800,000	Champion Enterprises (b)	15,540
	Manufactured Homes
		15,540
Consumer Goods & Services: Total		2,269,492

Health Care 10.4%
	> Medical Equipment & Devices 2.9%
2,700,000	Alexion Pharmaceuticals (b)	106,110
	Biotech Focused on Orphan Diseases
1,850,000	Illumina (b)	74,981
	Leading Tools & Service Provider for Genetic Analysis

Number of Shares		Value (000)
	> Medical Equipment & Devices—continued
3,516,000	Hologic (b)	$67,964
	Diagnostic & Medical Imaging Equipment for Women's Health
870,000	Vital Signs (a)	64,293
	Anesthesia, Respiratory & Sleep Products
1,000,000	Edwards Lifesciences (b)	57,760
	Heart Valves
700,000	Haemonetics (b)	43,204
	Blood & Plasma Collection Equipment
700,000	Kinetic Concepts (b)	20,013
	Wound Healing & Tissue Repair
600,000	Orthofix International (b)	11,178
	Bone Fixation & Stimulation Devices
		445,503
	> Biotechnology & Drug Delivery 2.4%
3,041,000	BioMarin (b)	80,556
	Biotech Focused on Orphan Diseases
1,660,000	Auxilium Pharmaceuticals (b)	53,784
	Biotech Focused on Niche Disease Areas
825,000	Myriad Genetics (b)	53,526
	Drugs/Diagnostics Hybrid
4,400,000	Seattle Genetics (a)(b)	47,080
	Antibody-based Therapies for Cancer
305,000	United Therapeutics (b)	32,077
	Biotech Focused on Rare Diseases
2,910,000	Array Biopharma (a)(b)	22,349
	Drugs for Cancer & Inflammatory Diseases
1,085,000	Amylin (b)	21,938
	Biotech Company Focused on Diabetes & Obesity
3,050,000	Medarex (b)	19,733
	Humanized Antibodies
5,325,000	Nektar Therapeutics (a)(b)	19,117
	Drug Delivery Technologies
2,750,000	Arena Pharmaceuticals (b)	13,750
	Novel Drug Targeting Technology
2,800,000	Neurogen (b)	672
	Development-stage Biotech Focused on Neurology
1,194,845	Decode Genetics (b)	466
	Drugs for Heart Attack, Asthma & Vascular Disease
359,944	MicroDose Technologies (b)(d)	324
	Drug Inhaler Development
1,249,999	Perlegen Sciences (b)(d)	225
	Large Scale Gene Sequencing
187,500	Locus Pharmaceuticals, Series A-1, Pfd. (b)(d)	47
96,644	Locus Pharmaceuticals, Series B-1, Pfd. (b)(d)	24
	High Throughput Rational Drug Design
		365,668
	> Medical Supplies 2.2%
1,090,000	Henry Schein (b)	58,686
	Largest Distributor of Healthcare Products
1,250,000	ICU Medical (a)(b)	38,012
	Intravenous Therapy Products
665,000	Idexx Laboratories (b)	36,442
	Diagnostic Equipment & Services for Veterinarians
486,000	Techne (b)	35,050
	Cytokines, Antibodies & Other Reagents for Life Science
1,600,000	QIAGEN (Netherlands) (b)	31,568
	Life Science Company; DNA/RNA Purification
1,110,000	Luminex (b)	27,761
	Instrument/Consumables Supplier
700,000	Cooper	24,332
	Contact Lens Manufacturer
790,000	Meridian Biosciences	22,942
	Niche Diagnostics/Life Science Company
1,530,000	CEPHEID (b)	21,160
	Molecular Diagnostic Company
400,000	Owens & Minor	19,400
	Distribution of Medical Supplies
500,000	Immucor (b)	15,980
	Automated Blood Typing
		331,333
	> Health Care Services 2.2%
1,400,000	Charles River Laboratories (b)	77,742
	Pharmaceutical Research
1,650,000	Rhoen-Klinikum (Germany)	47,966
	Health Care Services
1,250,000	Psychiatric Solutions (b)	47,437
	Behavioral Health Services
2,250,000	PSS World Medical (b)	43,875
	Medical Supplies
3,000,000	Eresearch Technology (a)(b)	35,730
	Clinical Research Services
1,150,000	Lincare Holdings (b)	34,604
	Home Health Care Services
475,000	Pediatrix Medical Group (b)	25,612
	Physician Management for Pediatric & Anesthesia Practices
850,000	Healthcare Services Group	15,547
	Outsourced Services to Long-term Care Industry
		328,513
	> Pharmaceuticals 0.7%
1,115,000	Cephalon (b)	86,401
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
2,456,700	United Drug (Ireland)	13,202
	Irish Pharmaceutical Wholesaler & Outsourcer
4,000,000	QLT (a)(b)	13,040
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
		112,643
Health Care: Total		1,583,660

Energy & Minerals 9.3%
	> Oil Services 4.7%
5,340,000	FMC Technologies (b)	248,577
	Oil & Gas Wellhead Manufacturer
3,988,636	Fugro (Netherlands) (a)	235,771
	Oilfield Services

Number of Shares		Value (000)
	> Oil Services—continued
2,400,000	Atwood Oceanics (b)	$87,360
	Offshore Drilling Contractor
1,750,000	Tesco (b)	36,645
	Developing New Well Drilling Technologies
1,055,000	Exterran Holdings (b)	33,718
	Natural Gas Compressor Rental & Fabrication
500,000	Oceaneering International (b)	26,660
	Provider of Subsea Services & Manufactured Products
1,283,100	ShawCor (Canada)	25,800
	Oil & Gas Pipeline Products
1,038,000	Tetra Technologies (b)	14,376
	U.S.-based Service Company with Life of Field Approach
225,000	Bristow (b)	7,614
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
2,983,500	Horizon North Logistics (Canada) (b)	6,448
	Provides Diversified Oil Service Offering in Northern Canada
		722,969
	> Oil & Gas Producers 4.3%
2,700,000	Ultra Petroleum (b)	149,418
	Oil & Gas Producer
3,600,000	Southwestern Energy (b)	109,944
	Oil & Gas Producer
2,525,000	Carrizo Oil & Gas (a)(b)	91,582
	Explores for Natural Gas & Crude Oil
1,850,000	XTO Energy	86,062
	Oil & Gas Producer
1,100,000	Range Resources	47,157
	Oil & Gas Producer
5,110,550	Pacific Rubiales Energy (Canada) (b)	32,318
	Oil Production & Exploration in Colombia
2,400,000	Tullow Oil (United Kingdom)	30,631
	Oil & Gas Producer
1,400,000	Denbury Resources (b)	26,656
	Oil Producer Using Co2 Injection
600,000	Equitable Resources	22,008
	Natural Gas Producer & Utility
1,350,000	Rex Energy (b)	21,276
	Oil & Gas Producer
375,000	Penn Virginia	20,040
	Diversifed Energy Producer
1,650,000	Vaalco Energy (b)	11,286
	Oil & Gas Producer
1,909,300	UTS Energy (Canada) (b)	2,278
	Operator of Canadian Oil Sands Mines
		650,656
	> Mining 0.1%
7,725,000	Uranium One (South Africa) (b)	16,695
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
1,000,000	Ivanhoe Mines (Canada) (b)	6,060
	Copper Mine Project in Mongolia
		22,755
	> Oil Refining, Marketing & Distribution 0.1%
435,000	Oneok	14,964
	Natural Gas Distribution, Pipeline Processing & Trading
		14,964
	> Alternative Energy 0.1%
2,000,000	Synthesis Energy Systems (b)	9,700
	Owner/Operator of Gasification Plants
		9,700
Energy & Minerals: Total		1,421,044

Other Industries 4.8%
	> Real Estate 3.3%
3,300,000	Gaylord Entertainment (a)(b)	96,921
	Convention Hotels
860,000	Federal Realty Investment Trust	73,616
	Shopping Centers
650,000	SL Green Realty	42,120
	Manhattan Office Buildings
635,000	Macerich Company	40,418
	Regional Shopping Malls
850,000	Digital Realty Trust	40,162
	Technology-focused Office Buildings
1,360,000	BioMed Realty Trust	35,972
	Life Science-focused Office Buildings
1,158,000	Forest City Enterprises, Class B	35,690
	Commercial & Residential Property Developer
900,000	American Campus Communities	30,492
	Student Housing
715,000	Corporate Office Properties	28,850
	Office Buildings
1,700,000	General Growth Properties	25,670
	Regional Shopping Malls
1,400,000	Extra Space Storage	21,504
	Self Storage Facilities
1,720,000	Kite Realty Group (a)	18,920
	Community Shopping Centers
2,800	Orix JREIT (Japan)	14,429
	Diversified REIT
37,407	Security Capital European Realty (Luxembourg) (b)(d)(e)	—
	Self Storage Properties
		504,764
	> Transportation 1.2%
2,270,000	JB Hunt Transport Services	75,750
	Truck & Intermodal Carrier
3,000,000	Heartland Express	46,560
	Regional Trucker
38,000,000	Jiangsu Expressway (China)	28,580
	Chinese Toll Road Operator
1,550,000	Rush Enterprises (a)(b)	19,840
417,059	Rush Enterprises (a)(b)	5,238
	Truck Distribution
5,000,000	China Shipping Development (China)	6,606
	China’s Dominant Shipper for Oil & Coal
		182,574

Number of Shares or Principal Amount (000)		Value (000)
	> Regulated Utilities 0.3%
1,800,000	Northeast Utilities	$46,170
	Regulated Electric Utility
		46,170
Other Industries: Total		733,508
Total Equities: 97.7% (Cost: $11,999,255)		14,876,442

Securities Lending Collateral 0.2%
30,835,625	Dreyfus Government Cash Management Fund (f)	30,836
	(7 day yield of 1.730%)
Total Securities Lending Collateral: (Cost: $30,836)		30,836

Short-Term Obligations 2.4%
	> Commercial Paper 2.4%
	Toyota Motor Credit:
$44,000	2.55% Due 10/15/08	43,956
35,000	2.40% Due 10/10/08	34,979
40,000	Caterpillar (g) 2.25% Due 10/01/08	40,000
38,000	Nestle Capital (g) 2.00% Due 10/07/08	37,987
38,000	AT&T (g) 2.35% Due 10/08/08	37,983
	Hewlett Packard (g):
35,000	2.55% Due 10/03/08	34,995
28,000	3.00% Due 10/06/08	27,988
35,000	AstraZeneca PLC (g) 1.75% Due 11/03/08	34,944
25,000	IBM International (g) 2.28% Due 10/14/08	24,980
	Campbell Soup (g):
20,000	2.20% Due 10/02/08	19,999
15,000	2.10% Due 10/09/08	14,993
20,000	Parker-Hannifin (g) 2.10% Due 10/21/08	19,977
		372,781
	> Repurchase Agreement 0.0%
3,220	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation, maturing 10/31/09, market value $3,285 (repurchase proceeds $3,220)	3,220
		3,220
Total Short-Term Obligations: (Amortized Cost: $376,001)		376,001
Total Investments: 100.3% (Cost: $12,406,092)(h)(i)		15,283,279

Obligation to Return Collateral for Securities Loaned: (0.2)%		(30,836)
Cash and Other Assets Less Liabilities: (0.1)%		(20,904)
Total Net Assets: 100%		$15,231,539

*  Security Valuation:

  Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$13,994,393
Level 2 – Other Significant Observable Inputs	1,288,266
Level 3 – Significant Unobservable Inputs	620
Total	$15,283,279

  The following table reconciles asset balances for the nine months ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (in thousands)
Balance as of December 31, 2007	$1,427
Accretion of discounts/Amortization of premiums	—
Realized gain/(loss)	—
Change in unrealized depreciation	(807)
Net purchases/sales	—
Transfers in/or out of Level 3	—
Balance as of September 30, 2008	$620

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/08	Value	Dividend
Actuate	5,000,000	—	1,657,000	3,343,000	$11,701	$—
Administaff	2,025,000	—	—	2,025,000	55,120	709
AFC Enterprises	1,800,000	—	—	1,800,000	13,068	—
AmeriCredit	7,235,000	—	—	7,235,000	73,291	—
Array Biopharma	2,660,000	250,000	—	2,910,000	22,349	—
Bally Technologies	3,150,000	600,000	—	3,750,000	113,550	—
Barrier Therapeutics*	1,780,000	—	1,780,000	—	—	—
Belden CDT*	2,280,000	75,000	230,000	2,125,000	67,554	330
BOK Financial*	3,500,000	110,000	500,000	3,110,000	150,555	2,163
CAI International	1,500,000	—	—	1,500,000	16,590	—
Carrizo Oil & Gas	1,656,000	869,000	—	2,525,000	91,582	—
Chattem	1,010,000	—	—	1,010,000	78,962	—
Christopher & Banks	2,800,000	—	760,267	2,039,733	15,645	504
Clarcor	3,500,000	—	—	3,500,000	132,825	840
Cogent Communications	2,836,000	1,764,000	163,866	4,436,134	34,247	—
Collagenex Pharmaceuticals*	1,200,000	—	1,200,000	—	—	—
Donaldson	4,200,000	—	—	4,200,000	176,022	1,386
Drew Industries	1,378,000	—	—	1,378,000	23,578	—
Epicor*	3,500,000	—	3,500,000	—	—	—
Eresearch Technology	3,000,000	—	—	3,000,000	35,730	—
ESCO Technologies	2,200,000	—	—	2,200,000	105,974	—
Excel Technology*	735,000	—	735,000	—	—	—
FARO Technologies	1,044,000	231,000	—	1,275,000	25,972	—
First Mutual Bancshares*	400,000	—	400,000	—	—	—
Forest City Enterprises, Class B*	1,398,000	—	240,000	1,158,000	35,690	313
Forward Air	1,900,000	—	—	1,900,000	51,737	399
Fugro	3,900,000	88,636	—	3,988,636	235,771	7,601
Gaiam	1,200,000	—	—	1,200,000	12,720	—
Gaylord Entertainment	2,180,000	1,120,000	—	3,300,000	96,921	—
General Communications*	2,241,000	759,000	962,590	2,037,410	18,866	—
Gibraltar Industries*	2,860,000	—	2,860,000	—	—	60
Glacier Bancorp*	4,246,000	—	2,000,000	2,246,000	55,634	1,233
H&E Equipment Services	600,000	2,300,000	—	2,900,000	28,014	—
Hackett Group	4,600,000	—	—	4,600,000	25,024	—
Helen of Troy	1,900,000	—	—	1,900,000	43,263	—
Herman Miller	4,000,000	—	—	4,000,000	97,880	1,056
ICU Medical	1,250,000	—	—	1,250,000	38,012	—
iGate	5,000,000	—	—	5,000,000	43,350	—
II-VI	2,400,000	—	—	2,400,000	92,784	—
Informatica	4,095,000	2,605,000	1,700,000	5,000,000	64,950	—
Interline Brands	1,700,000	300,000	—	2,000,000	32,420	—
IPG Photonics	1,800,000	700,000	—	2,500,000	48,775	—
ITT Educational Services	2,000,000	200,000	—	2,200,000	178,002	—
IXYS	1,905,000	130,000	—	2,035,000	18,498	—
Kaydon	1,696,000	104,000	—	1,800,000	81,108	846
Kenexa	2,425,000	—	—	2,425,000	38,291	—
Kite Realty Group	1,720,000	—	—	1,720,000	18,920	1,058
Knoll	3,400,000	400,000	—	3,800,000	57,456	1,368
Littelfuse	1,420,000	—	—	1,420,000	42,216	—
Marchex*	1,700,000	—	1,700,000	—	—	54
Marlin Business Services	1,100,000	—	9,000	1,091,000	9,252	—
MB Financial	1,240,000	780,000	—	2,020,000	66,801	983
McGrath Rentcorp	1,700,000	300,000	—	2,000,000	57,640	1,106
Meadowbrook Insurance Group*	2,000,000	—	2,000,000	—	—	80
Mediacom Communications	1,500,000	2,500,000	—	4,000,000	23,680	—
Mine Safety Appliances	1,814,000	436,000	—	2,250,000	85,770	1,431
Mobile Mini	1,750,000	—	—	1,750,000	33,828	—
Nara Bancorp*	—	1,700,000	1,048,707	651,293	7,295	91

> Notes to Statement of Investments (dollar values in thousands)

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/08	Value	Dividend
Navigant Consulting	2,500,000	—	—	2,500,000	$49,725	$—
Nektar Therapeutics	1,650,000	3,675,000	—	5,325,000	19,117	—
Neurogen*	2,300,000	500,000	—	2,800,000	672	—
Orthofix International*	1,330,000	113,000	843,000	600,000	11,178	—
Oxford Industries	1,069,000	—	—	1,069,000	27,612	577
Pharmacopeia*	1,675,000	325,000	2,000,000	—	—	—
Pinnacle Entertainment	4,050,000	—	—	4,050,000	30,618	—
Pool	2,890,000	—	—	2,890,000	67,424	1,098
Princeton Review	2,550,000	—	—	2,550,000	20,400	—
QLT	4,000,000	—	—	4,000,000	13,040	—
Quality Systems	1,510,000	840,000	400,000	1,950,000	82,407	1,508
Radiant Systems	2,500,000	550,000	—	3,050,000	26,504	—
Red Robin Gourmet Burgers	1,000,000	—	112,626	887,374	23,782	—
Rush Enterprises	956,000	1,011,059	—	1,967,059	25,078	—
Saga Communications	1,400,000	—	—	1,400,000	7,980	—
Salem Communications	1,541,000	—	—	1,541,000	1,926	—
Sanmina-SCI*	29,500,000	—	5,250,000	24,250,000	33,950	—
Seattle Genetics	3,720,000	680,000	—	4,400,000	47,080	—
Shuffle Master*	2,430,000	—	2,430,000	—	—	—
SkillSoft - ADR	9,500,000	—	—	9,500,000	99,370	—
Smart Balance	1,500,000	3,500,000	—	5,000,000	32,800	—
Spanish Broadcasting System	2,400,000	—	—	2,400,000	912	—
Stewart Information Services	500,000	367,420	—	867,420	25,806	—
Stratasys	775,000	405,000	—	1,180,000	20,615	—
Supertex	900,000	135,000	—	1,035,000	29,146	—
Switch & Data Facilities	2,000,000	273,071	—	2,273,071	28,300	—
Talbots	—	4,450,000	226,933	4,223,067	55,322	760
TriCo Bancshares	900,000	300,000	—	1,200,000	25,836	468
TrueBlue	2,300,000	—	—	2,300,000	37,168	—
TW Telecom	8,000,000	500,000	—	8,500,000	88,315	—
Universal Technical Institute	1,500,000	—	—	1,500,000	25,590	—
Vail Resorts	2,390,000	—	—	2,390,000	83,530	—
Viad	1,453,000	297,000	—	1,750,000	50,383	190
Vital Signs	870,000	—	—	870,000	64,293	278
Voyager Learning	2,000,000	—	—	2,000,000	8,000	—
Watsco	2,375,000	—	573,400	1,801,600	90,585	2,964
West Bancorporation*	1,312,000	—	1,312,000	—	—	571
West Coast Bancorp	1,437,000	—	600,000	837,000	12,270	420
World Acceptance	1,675,000	—	130,000	1,545,000	55,620	—
TOTAL OF AFFILIATED TRANSACTIONS	247,387,000	36,243,186	37,324,389	246,305,797	$4,307,237	$32,445

*  At September 30, 2008, the Fund owned less than five percent or more of the company’s outstanding voting shares.

  The aggregate cost and value of these companies at September 30, 2008, was $3,706,179 and $4,307,237, respectively. Investments in affiliate companies represented 28.3% of the Fund’s total net assets at September 30, 2008.

(b)  Non-income producing security.

(c)  All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008, is $29,050. The Trust suspended its securities lending program on September 17, 2008. The majority of the securities on loan were returned by September 30, 2008. By October 8, 2008, every security that had been out on loan had been returned.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2008, these securities amounted to $620, which represented less than 0.01% of total net assets.

> Notes to Statement of Investments (dollar values in thousands)

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Perlegen Sciences	3/30/01	1,249,999	$4,500	$225
Locus Pharmaceuticals, Series A-1, Pfd.	9/5/01	187,500	7,500	47
MicroDose Technologies	11/24/00	359,944	2,005	324
Locus Pharmaceuticals, Series B-1, Pfd.	2/8/07	96,644	280	24
Security Capital European Realty	8/20/98-11/12/99	37,407	205	—
			$14,490	$620

(e)  Security has no value.

(f)  Investment made with cash collateral received from securities lending activity.

(g)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities had an aggregate value of $293,846, which represented 1.9% of total net assets.

(h)  At September 30, 2008, for federal income tax purposes cost of investments was $12,406,092 and net unrealized appreciation was $2,877,187 consisting of gross unrealized appreciation of $4,960,637 and gross unrealized depreciation of $2,083,450.

(i)  On September 30, 2008, the market value of foreign securities represented 7.33% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percent
Netherlands	$326,542	2.14%
Japan	143,063	0.94
Canada	72,904	0.48
Germany	63,782	0.42
Sweden	54,408	0.36
China	51,775	0.34
United Kingdom	47,333	0.31
France	46,078	0.30
Chile	45,378	0.30
Denmark	35,604	0.23
India	34,426	0.23

	Value	Percent
Australia	$32,818	0.22%
Hong Kong	31,067	0.20
Israel	21,792	0.14
Greece	20,541	0.13
Ireland	19,301	0.13
Singapore	17,337	0.11
Switzerland	16,924	0.11
South Africa	16,695	0.11
Taiwan	14,006	0.09
Spain	5,417	0.04
Luxembourg	—	—
Total Foreign Portfolio	$1,117,191	7.33%

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value (000)*
Equities: 93.7%
Europe 42.8%
	> Netherlands 7.9%
1,438,113	Fugro	$85,008
	Oilfield Services
1,566,533	Koninklijke TenCate (a)	52,103
	Advanced Textiles & Industrial Fabrics
2,095,000	Imtech	43,018
	Engineering & Technical Services
303,934	Smit Internationale	26,250
	Harbor & Offshore Towage & Marine Services
1,992,322	Aalberts Industries	25,528
	Flow Control & Heat Treatment
1,385,000	Unit 4 Agresso (a)	24,978
	Business & Security Software
500,000	Vopak	23,612
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
1,088,187	Arcadis	19,183
	Engineering Consultant
600,000	QIAGEN (b)	11,915
	Life Science Company; DNA/RNA Purification
1,531,526	Wavin	8,832
	Largest European Plastic Pipe Systems Company
		320,427
	> United Kingdom 6.7%
2,500,000	Intertek Testing	37,598
	Testing, Inspection & Certification Services
2,970,000	Capita Group	36,914
	White Collar, Back Office Outsourcing
3,000,000	Smith & Nephew	31,621
	Medical Equipment & Supplies
6,050,000	RPS Group	26,580
	Environmental Consulting & Planning
640,000	Randgold Resources - ADR	26,259
	Gold Mining in Western Africa
3,675,000	Serco	23,758
	Facilities Management
1,334,700	Rotork	22,314
	Valve Actuators for Oil & Water Pipelines
2,884,000	Informa Group	16,170
	Global Publisher & Event Organizer
665,500	Intermediate Capital	14,392
	European Provider of Mezzanine Capital
3,750,000	Northgate (a)	13,712
	Light Commercial Vehicle Rental Specialist
1,000,000	Keller Group	11,978
	International Ground Engineering Specialist
800,000	Tullow Oil	10,210
	Oil & Gas Producer
		271,506
	> Germany 6.0%
1,800,000	Rhoen-Klinikum	52,327
	Health Care Services
600,000	Wincor Nixdorf	35,465
	Retail POS Systems & ATM Machines
200,000	Rational	31,562
	Commercial Oven Manufacturer
850,000	CTS Eventim	30,906
	Event Ticket Sales
300,000	Vossloh	30,874
	Rail Infrastructure & Diesel Locomotives
1,300,000	Elringklinger	24,708
	Automobile Components
918,000	Takkt	12,626
	Mail Order Retailer of Office & Warehouse Durables
210,000	Hamburger Hafen und Logistik	12,593
	Terminal Operator at the Hamburg Port
354,500	Deutsche Beteiligungs	6,554
	Private Equity Investment Management
244,563	MPC Muenchmeyer Petersen Capital	4,532
	Alternative Asset Manager
		242,147
	> France 5.8%
1,823,400	SES Global	37,849
	Satellite Broadcasting Services
369,635	Norbert Dentressangle	30,181
	Transport
280,000	Neopost	26,361
	Postage Meter Machines
313,310	Rubis	22,204
	Tank Storage & Liquefied Petroleum Gas Supplier
250,000	Iliad	20,770
	Alternative Internet & Telecoms Provider
427,200	Carbone Lorraine	20,260
	Advanced Industrial Materials
350,000	April Group	17,387
	Insurance Policy Construction
190,000	Eurofins Scientific	14,909
	Food Screening & Testing
206,000	Pierre & Vacances	13,987
	Vacation Apartment Lets
100,000	Ciments Francais	10,416
	Leading French & Emerging Markets Cement Producer
410,000	Meetic (b)	7,551
	Dating Services
656,700	Trigano	6,580
	Leisure Vehicles & Camping Equipment
1,156,500	Hi-Media (b)	4,375
	Leading Online Advertiser in Europe
		232,830
	> Switzerland 3.2%
525,000	Kuehne & Nagel	35,006
	Freight Forwarding/Logistics
250,000	Geberit	30,790
	Plumbing Supplies
26,500	Sika	29,899
	Chemicals for Construction & Industrial Applications
100,000	Burckhardt Compression	19,366
	Gas Compression Pumps
17,500	Givaudan	14,512
	Fragrances & Flavors
		129,573

Number of Shares		Value (000)
	> Sweden 3.0%
3,933,000	Hexagon	$45,040
	Measurement Equipment & Polymers
3,235,000	SWECO	23,409
	Engineering Consultants
580,000	Holmen	18,872
	Integrated Pulp & Paper Manufacturer
11,000,000	Niscayah Group AB	15,684
	Commercial Security Installation & Service
3,765,000	Nobia	12,207
	Kitchen Cabinet Manufacturing & Distribution
1,078,950	Hexpol (b)	7,597
	Formulation & Production of Polymers
		122,809
	> Ireland 2.2%
8,040,094	United Drug	43,205
	Irish Pharmaceutical Wholesaler & Outsourcer
925,000	Aryzta (b)	36,072
	Baked Goods
560,000	Paddy Power	9,748
	Irish Betting Services
		89,025
	> Finland 2.0%
1,756,000	Poyry	33,810
	Engineering Consultants
910,000	Stockmann	21,592
	Department Stores in Finland, Baltics & Russia
2,170,000	Ramirent	13,633
	Largest Equipment Rental Company in Scandinavia & Central Eastern Europe
525,000	Cargotec	10,790
	Cargo & Load Handling Equipment
		79,825
	> Poland 1.3%
616,000	Central European Distribution (b)	27,973
	Vodka Production & Alcohol Distribution
115,200	ING Bank Slaski	24,643
	Polish Universal Bank
		52,616
	> Italy 1.3%
9,100,000	CIR	15,659
	Italian Holding Company
5,000,000	Amplifon	12,681
	Hearing Aid Retailer
1,312,470	GranitiFiandre	11,077
	Innovative Stoneware
375,000	Sabaf	9,284
	Supplier to White Goods Original Equipment Manufacturer
580,000	Cobra Automotive (b)	2,272
	Electronic Car Theft Protection
		50,973
	> Greece 0.8%
3,790,000	Intralot	32,710
	Lottery & Gaming Systems & Services
		32,710
	> Spain 0.8%
400,000	Red Electrica de Espana	20,304
	Spanish Power Grid
1,630,164	Prisa	11,076
	Leading Spanish-speaking Publisher
		31,380
	> Denmark 0.6%
265,000	Novozymes	23,588
	Industrial Enzymes
		23,588
	> Czech Republic 0.5%
98,200	Komercni Banka	21,534
	Leading Czech Universal Bank
		21,534
	> Russia 0.5%
775,000	Novolipetsk Steel - GDR (b)	14,392
	Vertically Integrated Steel Producer
349,271	RosBusinessConsulting - ADR	6,426
	Financial Information, Media & IT Services in Russia
		20,818
	> Austria 0.1%
286,377	Zumtobel	4,032
	Lighting Systems
		4,032
	> Norway 0.1%
2,882,600	Kongsberg Automotive (b)	3,086
	Automotive Seating & Component Supplier
		3,086
Europe: Total		1,728,879

Asia 35.9%
	> Japan 17.4%
8,250,000	Kansai Paint	51,133
	Paint Producer in Japan, India, China & Southeast Asia
43,500	Jupiter Telecommunications	31,342
	Largest Cable Service Provider in Japan
1,101,600	Ibiden	26,833
	Electronic Parts & Ceramics
885,000	Aeon Mall	26,346
	Suburban Shopping Mall Developer, Owner & Operator
578,000	SYSMEX	25,565
	In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer
3,000,000	Kamigumi	22,432
	Port Cargo Handling & Logistics
2,840,000	Asics	22,114
	Footwear & Apparel
1,300,000	Ushio	21,235
	Industrial Light Sources
3,200,000	Topcon	21,134
	Positioning & Medical Instrument
689,000	Unicharm PetCare	20,569
	Pet Food & Pet Toiletries

Number of Shares		Value (000)
	> Japan—continued
1,490,000	FCC	$19,972
	Auto/Motorcycle Clutches
509,000	Point	19,516
	Apparel Specialty Retailer
97,000	Keyence	19,294
	Sensors & Measuring Devices for Automation
800,000	Glory	18,274
	Currency Handling Systems & Related Equipment
620,000	Olympus	18,127
	Medical Equipment & Cameras
9,100	Wacom	16,721
	Computer Graphic Illustration Devices
1,450,000	Suruga Bank	16,626
	Regional Bank
5,780	Osaka Securities Exchange	16,379
	Osaka Securities Exchange
193,000	Nakanishi	16,344
	Dental Tools & Machinery
1,263,600	Yusen Air & Sea Service	16,252
	Airfreight Logistics
680,000	Union Tool	16,012
	Precision Drill Bit Manufacturer
246,000	USS	15,799
	Used Car Auctioneer
669,000	Aeon Delight	15,533
	Facility Maintenance & Management
965,000	T. Hasegawa	15,460
	Industrial Flavors & Fragrances
1,500	Nippon Building Fund	14,412
	Office REIT
1,600,000	Cosel	14,293
	Industrial Standard Switching Power Supply System
580,000	Hamamatsu Photonics	14,065
	Optical Sensors for Medical & Industrial Applications
2,650	Fukuoka	13,613
	Diversified REIT in Fukuoka
807,700	Kintetsu World Express	13,306
	Airfreight Logistics
632,500	As One	12,929
	Scientific Supplies Distributor
2,500	Orix JREIT	12,883
	Diversified REIT
500,000	Hitachi Construction Machinery	12,293
	Construction Machinery
785,000	Tamron	11,772
	Camera Lens Maker
643,000	Ain Pharmaciez (a)	11,667
	Dispensing Pharmacy/Drugstore Operator
950,000	NGK Insulators	11,540
	Ceramic, Power & Electronics Parts
6,745,500	Kansai Urban Banking	10,163
	Regional Bank
11,500	Risa Partners	9,423
	Non-performing Loan & Real Estate Related Investment
430,000	Miura	9,411
	Industrial Boiler
466,900	Zenrin	5,532
	Map Content Publisher
1,650	Japan Pure Chemical	4,849
	Precious Metal Plating Chemicals for Electronics
8,002	Kenedix	4,695
	Real Estate Investment Management
13,868	FullCast (a)	2,589
	Employment Outsourcing
858	Nippon Residential Investment	2,148
	Residential REIT
729	Seven Bank	1,945
	ATM Processing Services
		702,540
	> China 5.0%
34,614,000	Jiangsu Expressway	26,033
	Chinese Toll Road Operator
32,296,500	China Green	25,993
	Agricultural Grower & Processor in China
18,368,000	China Shipping Development	24,268
	China’s Dominant Shipper for Oil & Coal
30,000,000	Hopewell Highway Infrastructure	20,908
	Guangdong Tollroad Leading to Hong Kong & Macau
45,680,700	Lenovo Group	20,096
	Third Largest PC Vendor Globally
15,300,000	Fu Ji Food & Catering Services	15,717
	Food Catering Service Provider in China
36,250,000	TPV Technology	11,161
	Original Design Manufacturer for LCD Monitor & Flat TV
18,816,800	Travelsky Technology	9,612
	Online Air Travel Bookings in China
49,000,000	Sinotrans	9,537
	Largest Integrated Logistics Player in China
250,000	Mindray - ADR	8,433
	A Medical Device Manufacturer
501,906	VisionChina Media - ADR (b)	7,383
	Advertising on Digital Screens in China’s Mass Transit System
34,000,000	Xinyu Hengdeli	7,063
	A High-end Watch Retailer in China
282,500	ZhongDe Waste Technology	5,644
	Solid Municipal Waste & Medical Waste Incinerator Manufacturer
1,174,000	China Mass Media - ADR (b)	5,447
	Media Planning Agency in China
109,999,600	RexCapital Finance (b)	4,627
	Chinese Lottery
		201,922
	> Singapore 3.4%
10,000,000	Singapore Exchange	43,344
	Singapore Equity & Derivatives Market Operator
45,768,300	Mapletree Logistics	23,238
34,326,225	Mapletree Logistics	16,557
	Asian Logistics Landlord
20,000,000	ComfortDelGro	20,908
	Taxi & Mass Transit Service

Number of Shares		Value (000)
	> Singapore—continued
28,000,000	CDL Hospitality Trust	$16,929
	Singapore Hotel Operator
13,000,000	OLAM	16,674
	Agriculture Supply Chain Manager
		137,650
	> India 3.3%
750,000	Housing Development Finance	34,426
	Indian Mortgage Lender
4,450,000	United Phosphorus	29,920
	Off-patent Crop Protection Chemicals
1,008,727	Asian Paints	25,714
	India’s Largest Paint Company
2,000,000	Shriram Transport Finance	13,210
	Truck Financing in India
1,440,000	Jain Irrigation Systems	12,265
	Agricultural Micro-irrigation Systems & Food Processing
1,125,000	Mundra Port & Special Economic Zone	10,540
	Indian West Coast Shipping Port
296,320	JSW Steel	3,040
	Flat Steel Producer in India
205,544	Shree Cement	2,267
	Cement Manufacturer
		131,382
	> South Korea 2.5%
1,192,000	Woongjin Coway	30,091
	South Korean Household Appliance Rental Service Provider
148,000	MegaStudy	22,490
	Online Education Service Provider
278,251	Taewoong	18,617
	A Player in the Niche Customized Forging Market
915,000	Sung Kwang Bend	16,783
	A Large Customized Industrial Pipe Fitting Manufacturer
127,700	Mirae Asset Securities	11,346
	Korean Largest Diversified Financial Company
		99,327
	> Hong Kong 2.2%
3,000,000	Hong Kong Exchanges and Clearing	37,281
	Hong Kong Equity & Derivatives Market Operator
1,799,800	Hong Kong Aircraft Engineering	20,708
	Aircraft Maintenance, Repair & Overhaul Operator
18,045,400	Lifestyle International	20,542
	Mid to High-end Department Store Operator in Hong Kong & China
50,000,000	NagaCorp	9,517
	Monopoly Casino in Central Cambodia
45,867,100	Global Digital Creations (b)	1,181
	Digital Cinema Solution Provider/Network Operator
		89,229
	> Taiwan 1.7%
7,140,000	President Chain Store	20,874
	Taiwan’s Number One Convenience Chain Store Operator
1,780,000	Formosa International Hotels	19,599
	Hotel, Food & Beverage Operation & Hospitality Management Services
7,144,793	Everlight Electronics	14,884
	LED Packager
7,726,635	Wah Lee Industrial	8,839
	Distributor of Chemicals, Materials & Equipment
1,500,000	GeoVision	6,149
	Taiwan PC-based Video Surveillance Player
		70,345
	> Indonesia 0.4%
75,000,000	Perusahaan Gas Negara	17,119
	Gas Pipeline Operator
		17,119
Asia: Total		1,449,514

Other Countries 10.5%
	> United States 2.9%
1,290,000	Atwood Oceanics (b)	46,956
	Offshore Drilling Contractor
758,000	FMC Technologies (b)	35,285
	Oil & Gas Wellhead Manufacturer
690,000	BioMarin (b)	18,278
	Biotech Focused on Orphan Diseases
370,000	Tesco (b)	7,748
	Developing New Well Drilling Technologies
100,000	Oceaneering International (b)	5,332
	Provider of Subsea Services & Manufactured Products
125,000	Bristow (b)	4,230
	Largest Provider of Helicopter Services to Offshore Oil & Gas Producers
334,767	Decode Genetics (b)	131
	Drugs for Heart Attack, Asthma & Vascular Disease
		117,960
	> Australia 2.8%
3,500,000	Billabong International	38,287
	Action Sports Apparel Brand Manager
800,000	Perpetual Trustees	30,796
	Mutual Fund Management
7,140,000	Sino Gold (b)	23,926
	Gold Mining in The People’s Republic of China
850,000	Australian Stock Exchange	20,876
	Australian Equity & Derivatives Market Operator
		113,885
	> South Africa 2.3%
1,560,000	Naspers	30,851
	Media & Education in Africa & Other Emerging Markets
1,440,000	Impala Platinum Holdings	29,250
	Platinum Group Metals Mining & Refining

Number of Shares		Value (000)
	> South Africa—continued
7,600,000	Mr. Price	$21,195
	South African Retailer of Apparel, Household Goods & Sporting Goods
4,299,000	Uranium One (b)	9,291
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		90,587
	> Canada 1.8%
1,860,000	ShawCor	37,401
	Oil & Gas Pipeline Products
670,000	CCL	18,572
	Leading Global Label Manufacturer
2,878,800	Horizon North Logistics (b)	6,221
	Provides Diversified Oil Service Offering in Northern Canada
850,000	Ivanhoe Mines (b)	5,151
	Copper Mine Project in Mongolia
2,425,600	UTS Energy (b)	2,895
	Operator of Canadian Oil Sands Mines
328,100	Xtreme Coil Drilling (b)	2,158
	Land Driller with New Generation Drilling Technology
		72,398
	> New Zealand 0.4%
6,102,440	Sky City Entertainment	15,059
	Casino/Entertainment Complex
		15,059
	> Kazakhstan 0.3%
1,770,000	Halyk Savings Bank of Kazakhstan - GDR	12,442
	Largest Retail Bank in Kazakhstan
		12,442
Other Countries: Total		422,331

Latin America 4.5%
	> Brazil 2.2%
4,300,000	Suzano	36,720
	Brazilian Pulp & Paper Producer
3,000,000	Porto Seguro	21,284
	Auto & Life Insurance
3,000,000	Localiza Rent A Car	15,639
	Car Rental
1,500,000	Natura Cosmeticos	14,583
	Direct Retailer of Cosmetics
		88,226
	> Mexico 1.3%
500,000	Grupo Aeroportuario del Surest - ADR	24,830
	Cancun & Cozumel Airport Operator
10,000,000	Urbi Desarrollos Urbanos (b)	23,344
	Affordable Housing Builder
5,309,000	Financiera Independencia	5,315
	Mexican Micro-finance Lender
		53,489

Number of Shares or Principal Amount (000)
	> Chile 1.0%
1,600,000	Sociedad Quimica y Minera de Chile - ADR	40,336
	Producer of Specialty Fertilizers, Lithium & Iodine
		40,336
Latin America: Total		182,051
Total Equities: 93.7% (Cost: $3,946,663)		3,782,775

Short-Term Obligations 4.0%
	> Commercial Paper 2.9%
	Toyota Motor Credit
$21,600	2.35% Due 10/02/08	21,599
	Campbell Soup (c)
21,600	2.10% Due 10/03/08	21,598
	Chevron Funding
21,500	2.25% Due 10/06/08	21,493
	Hewlett Packard (c)
20,000	2.65% Due 10/01/08	20,000
	Dupont Ei De Nemours (c)
20,000	2.00% Due 10/07/08	19,993
	Netjets (c)
15,000	2.07% Due 10/14/08	14,989
		119,672
	> Repurchase Agreement 1.1%
42,871	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by U.S. Treasury Obligations, with various maturities to 10/31/09, market value $43,733 (repurchase proceeds $42,871)	42,871
		42,871
Total Short-Term Obligations: (Amortized Cost: $162,543)		162,543
Total Investments: 97.7% (Cost: $4,109,206)(d)(e)		3,945,318
Cash and Other Assets Less Liabilities: 2.3%		91,067
Total Net Assets: 100%		$4,036,385

*  Security Valuation:

  Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$471,586
Level 2 – Other Significant Observable Inputs	3,473,732
Level 3 – Significant Unobservable Inputs	—
Total	$3,945,318

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended September 30, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/08	Value	Dividend
Ain Pharmaciez	643,000	—	—	643,000	$11,667	$114
FullCast	14,000	—	132	13,868	2,589	61
Kongsberg Automotive *	2,774,800	240,000	132,200	2,882,600	3,086	—
Northgate	2,500,000	1,250,000	—	3,750,000	13,712	1,156
Koninklijke TenCate	1,096,000	470,533	—	1,566,533	52,103	1,905
Unit 4 Agresso	1,385,000	—	—	1,385,000	24,978	458
TOTAL OF AFFILIATED TRANSACTIONS	8,412,800	1,960,533	132,332	10,241,001	$108,135	$3,694

*  At September 30, 2008, the Fund owned less than five percent or more of the following company’s outstanding voting shares.

  The aggregate cost and value of these companies at September 30, 2008, was $180,527 and $108,135, respectively. Investments in affiliate companies represented 2.7% of total net assets at September 30, 2008.

(b)  Non-income producing security.

(c)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities had an aggregate value of $76,580, which represented 1.9% of total net assets.

(d)  At September 30, 2008, for federal income tax purposes cost of investments was $4,109,206 and net unrealized depreciation was $163,888 consisting of gross unrealized appreciation of $864,570 and gross unrealized depreciation of $1,028,458.

(e)  On September 30, 2008, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Total Net Assets
Euro	$1,088,994	27.0%
Japanese Yen	702,540	17.4
U.S. Dollar	454,423	11.3
Hong Kong Dollar	264,243	6.6
British Pound	245,247	6.1
Other currencies less than 5% of total net assets	1,189,871	29.3
	$3,945,318	97.7%

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value (000)*
Equities: 97.8%
Information 29.6%
	> Business Software 5.4%
609,100	Micros Systems (a)	$16,239
	Information Systems for Restaurants & Hotels
2,100,000	Novell (a)	10,794
	Directory, Operating System & Identity Management Software
525,000	Blackbaud	9,686
	Software & Services for Non-profits
235,000	ANSYS (a)	8,900
	Simulation Software for Engineers & Designers
230,400	Concur Technologies (a)	8,815
	Web Enabled Cost & Expense Management Software
570,000	Informatica (a)	7,404
	Enterprise Data Integration Software
100,000	Quality Systems	4,226
	IT Systems for Medical Groups & Ambulatory Care Centers
100,000	Avid Technology (a)	2,406
	Digital Nonlinear Editing Software & Systems
71,406	NetSuite (a)	1,287
	End to End IT Systems Solution Delivered Over the Web
		69,757
	> Instrumentation 5.4%
860,000	Flir Systems (a)	33,041
	Infrared Cameras
155,000	Mettler Toledo (a)	15,190
	Laboratory Equipment
368,000	Trimble Navigation (a)	9,516
	GPS-based Instruments
425,000	IPG Photonics (a)	8,292
	Fiber Lasers
45,000	Varian (a)	1,931
	Analytical Instruments
60,000	FARO Technologies (a)	1,222
	Precision Measurement Equipment
		69,192
	> Computer Hardware & Related Equipment 3.8%
505,000	II-VI (a)	19,523
	Laser Components
295,600	Amphenol	11,865
	Electronic Connectors
200,000	Nice Systems - ADR (Israel) (a)	5,448
	Audio & Video Recording Solutions
184,000	Zebra Technologies (a)	5,125
	Bar Code Printers
160,000	Belden CDT	5,086
	Specialty Cable
65,000	Intermec (a)	1,277
	Bar Code & Wireless LAN Systems
		48,324
	> Mobile Communications 3.6%
975,000	Crown Castle International (a)	28,246
	Communications Towers
506,000	American Tower (a)	18,201
	Communications Towers in USA & Mexico
88,000	Globalstar (a)	149
	Satellite Mobile Voice & Data Carrier
		46,596
	> Semiconductors & Related Equipment 3.6%
710,000	Microsemi (a)	18,091
	Analog/Mixed-signal Semiconductors
1,168,000	Integrated Device Technology (a)	9,087
	Communications Semiconductors
1,179,750	ON Semiconductor (a)	7,975
	Mixed-signal & Power Management Semiconductors
190,000	Littelfuse (a)	5,649
	Little Fuses
189,296	Supertex (a)	5,330
	Mixed-signal Semiconductors
		46,132
	> Financial Processors 1.9%
538,280	Global Payments	24,147
	Credit Card Processor
	> Telecommunications Equipment 1.8%
		24,147
525,000	Polycom (a)	12,143
	Video Conferencing Equipment
2,642,300	Tellabs (a)	10,728
	Telecommunications Equipment
		22,871
	> Telephone Services 1.3%
1,486,000	TW Telecom (a)	15,440
	Fiber Optic Telephone/Data Services
800,000	PAETEC Holding (a)	1,720
	Telephone/Data Services for Business
		17,160
	> Computer Services 1.0%
1,005,500	Hackett Group (a)	5,470
	IT Integration & Best Practice Research
205,000	SRA International (a)	4,639
	Government IT Services
235,000	iGate (a)	2,037
	IT & Business Process Outsourcing Services
786,000	RCM Technologies (a)(b)	1,368
	Technology & Engineering Services
		13,514
	> Gaming Equipment & Services 0.5%
155,000	Bally Technologies (a)	4,693
	Slot Machines & Software
100,000	Scientific Games (a)	2,302
	Lottery Services Provider
		6,995
	> Internet Related 0.3%
381,740	TheStreet.com	2,286
	Financial Information Website Publisher
140,455	Switch & Data Facilities (a)	1,749
	Network Neutral Data Centers

Number of Shares		Value (000)
	> Internet Related—continued
25,500	ValueClick (a)	$261
	Internet Advertising
		4,296
	> Business Information & Marketing
	Services 0.2%
100,000	Viad	2,879
	Trade Show Services, Travel & Tours
		2,879
	> TV Broadcasting 0.2%
975,000	Entravision Communications (a)	2,623
	Spanish Language TV & Radio Stations
		2,623
	> Radio 0.2%
300,000	Saga Communications (a)	1,710
	Radio Stations in Small- & Mid-sized Cities
511,100	Salem Communications (a)	639
	Radio Stations for Religious Programming
705,500	Spanish Broadcasting System (a)	268
	Spanish Language Radio Stations
		2,617
	> Contract Manufacturing 0.2%
115,000	Plexus (a)	2,381
	Electronic Manufacturing Services
		2,381
	> CATV 0.2%
335,000	Mediacom Communications (a)	1,983
	CATV Franchises
		1,983
Information: Total		381,467

Industrial Goods & Services 15.8%
	> Machinery 10.0%
650,300	ESCO Technologies (a)	31,325
	Automatic Electric Meter Readers
697,500	Ametek	28,437
	Aerospace/Industrial Instruments
533,600	Pentair	18,447
	Pumps & Water Treatment
373,600	Nordson	18,348
	Dispensing Systems for Adhesives & Coatings
394,800	Donaldson	16,546
	Industrial Air Filtration
140,000	MOOG (a)	6,003
	Motion Control Products for Aerospace, Defense & Industrial Markets
71,800	Toro	2,965
	Turf Maintenance Equipment
75,000	Mine Safety Appliances	2,859
	Safety Equipment
50,000	Kaydon	2,253
	Specialized Friction & Motion Control Products
30,000	Lincoln Electric	1,929
	Welding Equipment & Consumables
		129,112
	> Industrial Materials & Specialty Chemicals 1.1%
100,000	Cytec Industries	3,891
	Aerospace Composites & Specialty Chemicals
50,000	Greif	3,281
	Industrial Packaging
155,000	Drew Industries (a)	2,652
	RV & Manufactured Home Components
90,000	Albany International	2,460
	Paper Machine Clothing & Advanced Textiles
65,000	Koppers Holdings	2,432
	Integrated Provider of Carbon Compounds
		14,716
	> Outsourcing Services 1.1%
350,000	Quanta Services (a)	9,453
	Electrical & Telecom Construction Services
175,000	Administaff	4,764
	Professional Employer Organization
		14,217
	> Other Industrial Services 1.0%
396,000	American Reprographics (a)	6,831
	Document Management & Logistics
350,000	TrueBlue (a)	5,656
	Temporary Manual Labor
		12,487
	> Waste Management 0.8%
280,875	Waste Connections (a)	9,634
	Solid Waste Management
		9,634
	> Construction 0.6%
140,000	M/I Homes	3,189
	Home Builder
109,415	Simpson Manufacturing	2,964
	Wall Joint Maker
50,000	Texas Industries	2,043
	Aggregates, Cement & Concrete
		8,196
	> Electrical Components 0.5%
145,000	Acuity Brands	6,055
	Commercial Lighting Fixtures
		6,055
	> Steel 0.4%
100,000	Haynes International (a)	4,683
	Producer of High Performance Alloys
		4,683
	> Industrial Distribution 0.3%
225,000	Interline Brands (a)	3,647
	Industrial Distribution
		3,647
Industrial Goods & Services: Total		202,747

Finance 15.5%
	> Banks 7.0%
760,650	Valley National Bancorp	15,943
	New Jersey/New York Bank

Number of Shares		Value (000)
	> Banks—continued
468,025	MB Financial	$15,478
	Chicago Bank
659,800	TCF Financial	11,876
	Great Lakes Bank
424,388	Lakeland Financial	9,320
	Indiana Bank
508,000	Pacific Continental	7,437
	Niche Pacific N.W. Bank
280,777	Glacier Bancorp	6,955
	Mountain States Bank
103,000	SVB Financial Group (a)	5,966
	Bank to Venture Capitalists
213,600	Associated Banc-Corp	4,261
	Midwest Bank
165,000	Greene County Bancshares	3,879
	Tennessee Bank
192,700	Old Second Bancorp (c)	3,569
	Illinois Bank
500,000	Guaranty Bancorp (a)	3,050
	Colorado Bank
90,000	TriCo Bancshares	1,938
	California Central Valley Community Bank
40,000	First Busey	733
	Illinois Bank
		90,405
	> Finance Companies 4.0%
407,900	World Acceptance (a)	14,684
	Personal Loans
1,136,500	AmeriCredit (a)(c)	11,513
	Auto Lending
205,000	GATX	8,112
	Rail Car Lessor
140,000	Aaron Rents	3,790
	Rent to Own
130,000	McGrath Rentcorp	3,746
	Temporary Space & IT Rentals
350,000	H&E Equipment Services (a)	3,381
	Heavy Equipment Leasing
230,000	CAI International (a)	2,544
	International Container Leasing & Management
185,601	Electro Rent	2,493
	Test & Measurement Rentals
99,200	Marlin Business Services (a)	841
	Small Equipment Leasing
		51,104
	> Savings & Loans 2.1%
600,000	ViewPoint Financial	10,500
	Texas Thrift
507,040	People’s United	9,761
	Connecticut Savings & Loan
206,690	Berkshire Hills Bancorp	6,614
	Northeast Thrift
24,045	K-Fed Bancorp	220
	Los Angeles Savings & Loan
22,500	Anchor Bancorp Wisconsin	165
	Wisconsin Thrift
		27,260
	> Insurance 2.1%
714,500	HCC Insurance Holdings	19,291
	Specialty Insurance
120,000	Tower Group	2,827
	Commercial & Personal Lines Insurance
7,000	Markel (a)	2,461
	Specialty Insurance
75,000	Endurance Specialty Holdings	2,319
	Commercial Lines Insurance/Reinsurance
		26,898
	> Brokerage & Money Management 0.3%
150,000	SEI Investments	3,330
	Mutual Fund Administration & Investment Management
		3,330
Finance: Total		198,997

Consumer Goods & Services 15.2%
	> Retail 3.4%
540,000	Urban Outfitters (a)	17,210
	Apparel & Home Specialty Retailer
263,000	Abercrombie & Fitch	10,375
	Teen Apparel Retailer
240,000	J Crew Group (a)	6,857
	Multi-channel Branded Retailer
455,000	Talbots	5,961
	Women’s Specialty Retailer
354,150	Christopher & Banks	2,716
	Women’s Apparel Retailer
		43,119
	> Apparel 3.0%
950,313	True Religion Apparel (a)	24,565
	Premium Denim
314,200	Oxford Industries	8,116
	Branded & Private Label Apparel
222,200	Coach (a)	5,564
	Designer & Retailer of Branded Leather Accessories
		38,245
	> Other Consumer Services 2.3%
366,000	ITT Educational Services (a)	29,613
	Post-secondary Degree Services
		29,613
	> Other Durable Goods 1.7%
2,078,300	Champion Enterprises (a)	11,534
	Manufactured Homes
287,900	Cavco Industries (a)	10,408
	Higher End Manufactured Homes
		21,942
	> Furniture & Textiles 1.2%
580,000	Knoll	8,770
	Office Furniture
285,000	Herman Miller	6,974
	Office Furniture
		15,744

Number of Shares		Value (000)
	> Consumer Goods Distribution 0.9%
523,500	Pool	$12,213
	Distributor of Swimming Pool Supplies & Equipment
		12,213
	> Leisure Products 0.7%
180,000	Thor Industries	4,468
	RV & Bus Manufacturer
140,500	Speedway Motorsports	2,737
	Motorsports Racetrack Owner & Operator
150,000	Winnebago	1,938
	Premier Motorhome Maker
		9,143
	> Restaurants 0.6%
145,300	Red Robin Gourmet Burgers (a)	3,894
	Casual Dining Restaurant
252,800	Sonic (a)	3,683
	Quick Service Restaurant
		7,577
	> Travel 0.5%
190,000	Vail Resorts (a)	6,640
	Ski Resort Operator & Developer
		6,640
	> Nondurables 0.4%
198,000	Jarden (a)	4,643
	Branded Household Products
		4,643
	> Casinos & Gaming 0.3%
455,000	Pinnacle Entertainment (a)	3,440
	Regional Casino Operator
		3,440
	> Food & Beverage 0.2%
90,000	Hansen Natural (a)	2,723
	Alternative Beverages
		2,723
Consumer Goods & Services: Total		195,042

Health Care 10.4%
	> Biotechnology & Drug Delivery 3.5%
405,000	BioMarin (a)	10,728
	Biotech Focused on Orphan Diseases
120,000	Myriad Genetics (a)	7,785
	Drugs/Diagnostics Hybrid
551,400	Seattle Genetics (a)	5,900
	Antibody-based Therapies for Cancer
53,000	United Therapeutics (a)	5,574
	Biotech Focused on Rare Diseases
545,000	Array Biopharma (a)	4,186
	Drugs for Cancer & Inflammatory Diseases
125,000	Auxilium Pharmaceuticals (a)	4,050
	Biotech Focused on Niche Disease Areas
580,000	Nektar Therapeutics (a)	2,082
	Drug Delivery Technologies
320,000	Medarex (a)	2,070
	Humanized Antibodies
401,000	Arena Pharmaceuticals (a)	2,005
	Novel Drug Targeting Technology
500,000	IsoRay (a)	300
100,000	IsoRay - Warrants (a)(d)	5
	Radiology Cancer Company
400,000	Neurogen (a)	96
	Development-stage Biotech Focused on Neurology
229,900	Decode Genetics (a)	90
	Drugs for Heart Attack, Asthma & Vascular Disease
18,181	Metabolex, Series F (a)(d)	36
	Diabetes Drug Development
738,060	Medicure - Warrants (a)(d)	15
	Cardiovascular Biotech Company
37,500	Locus Pharmaceuticals, Series A-1, Pfd. (a)(d)	9
19,329	Locus Pharmaceuticals, Series B-1, Pfd. (a)(d)	5
	High Throughput Rational Drug Design
		44,936
	> Health Care Services 2.4%
660,000	PSS World Medical (a)	12,870
	Medical Supplies
137,000	Charles River Laboratories (a)	7,608
	Pharmaceutical Research
180,000	Psychiatric Solutions (a)	6,831
	Behavioral Health Services
126,800	Lincare Holdings (a)	3,815
	Home Health Care Services
		31,124
	> Medical Supplies 2.1%
158,300	Techne (a)	11,417
	Cytokines, Antibodies & Other Reagents for Life Science
175,000	Luminex (a)	4,377
	Instrument/Consumables Supplier
100,000	Immucor (a)	3,196
	Automated Blood Typing
105,000	Meridian Biosciences	3,049
	Niche Diagnostics/Life Science Company
53,000	Idexx Laboratories (a)	2,904
	Diagnostic Equipment & Services for Veterinarians
170,000	CEPHEID (a)	2,351
	Molecular Diagnostic Company
		27,294
	> Medical Equipment & Devices 1.3%
204,000	Illumina (a)	8,268
	Leading Tools & Service Provider for Genetic Analysis
210,000	Alexion Pharmaceuticals (a)	8,253
	Biotech Focused on Orphan Diseases
		16,521
	> Pharmaceuticals 1.1%
145,000	Cephalon (a)	11,236
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
765,000	QLT (a)	2,494
	Specialty Pharmaceuticals for Ophthalmology & Dermatology
		13,730
Health Care: Total		133,605

Number of Shares		Value (000)
Energy & Minerals 8.5%
	> Oil Services 4.4%
733,400	FMC Technologies (a)	$34,140
	Oil & Gas Wellhead Manufacturer
430,000	Atwood Oceanics (a)	15,652
	Offshore Drilling Contractor
115,375	Exterran Holdings (a)	3,687
	Natural Gas Compressor Rental & Fabrication
106,000	Tesco (a)	2,220
	Developing New Well Drilling Technologies
120,000	Tetra Technologies (a)	1,662
	U.S.-based Service Company with Life of Field Approach
		57,361
	> Oil & Gas Producers 3.5%
925,000	Quicksilver Resources (a)	18,158
	Natural Gas & Coal Seam Gas Producer
315,000	Carrizo Oil & Gas (a)	11,425
	Explores for Natural Gas & Crude Oil
276,800	Southwestern Energy (a)	8,453
	Oil & Gas Producer
111,200	Equitable Resources	4,079
	Natural Gas Producer & Utility
50,000	Penn Virginia	2,672
	Diversified Energy Producer
		44,787
	> Other Resources 0.6%
218,000	Layne Christensen (a)	7,724
	Oil & Gas Production/Engineering & Construction/Contract Drilling
		7,724
Energy & Minerals: Total		109,872

Other Industries 2.8%
	> Real Estate 2.0%
222,500	Gaylord Entertainment (a)	6,535
	Convention Hotels
100,000	Digital Realty Trust	4,725
	Technology-focused Office Buildings
85,000	Corporate Office Properties	3,430
	Office Buildings
120,000	BioMed Realty Trust	3,174
	Life Science-focused Office Buildings
90,000	American Campus Communities	3,049
	Student Housing
196,000	Extra Space Storage	3,010
	Self Storage Facilities
150,000	Kite Realty Group	1,650
	Community Shopping Centers
		25,573

Number of Shares or Principal Amount (000)
	> Transportation 0.8%
524,720	Heartland Express	8,144
	Regional Trucker
180,000	Rush Enterprises (a)	2,304
	Truck Distribution
		10,448
Other Industries: Total		36,021
Total Equities: 97.8% (Cost: $1,097,704)		1,257,751

Securities Lending Collateral 0.3%
4,551,756	Dreyfus Government Cash Management Fund (e)	4,552
	(7 day yield of 1.730%)
Total Securities Lending Collateral: (Cost: $4,552)		4,552

Short-Term Obligations 2.3%
	> Commercial Paper 2.1%
$7,200	Genentech (f)2.40% Due 10/08/08	7,197
6,700	Campbell Soup (f)2.10% Due 10/02/08	6,700
6,700	Chevron Funding2.00% Due 10/03/08	6,699
6,600	IBM International (f)2.28% Due 10/01/08	6,600
		27,196
	> Repurchase Agreement 0.2%
2,244	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation, maturing 08/31/11, market value $2,292 (repurchase proceeds $2,244)	2,244
		2,244
Total Short-Term Obligations: (Amortized Cost: $29,440)		29,440
Total Investments: 100.4% (Cost: $1,131,696)(g)		1,291,743
Obligation to Return Collateral for Securities Loaned: (0.3)%		(4,552)
Cash and Other Assets Less Liabilities: (0.1)%		(1,006)
Total Net Assets: 100%		$1,286,185

*  Security Valuation:

  Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$1,262,234
Level 2 – Other Significant Observable Inputs	29,459
Level 3 – Significant Unobservable Inputs	50
Total	$1,291,743

  The following table reconciles asset balances for the nine months ending September 30, 2008 in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities (in thousands)
Balance as of December 31, 2007	$178
Accretion of discounts/Amortization of premiums	—
Realized gain/(loss)	—
Change in unrealized depreciation	(128)
Net purchases/sales	—
Transfers in/or out of Level 3	—
Balance as of September 30, 2008	$50

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the nine months ended September 30, 2008, are as follows:

Affiliate	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/08	Value	Dividend
RCM Technologies	786,000	—	—	786,000	$1,368	$—

  The aggregate cost and value of this company at September 30, 2008, was $5,636 and $1,368, respectively. Investments in the affiliate company represented 0.1% of total net assets at September 30, 2008.

(c)  All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008, is $4,440. The Trust suspended its securities lending program on September 17, 2008. The majority of the securities on loan were returned by September 30, 2008. By October 8, 2008, every security that had been out on loan had been returned.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2008, these securities amounted to $70, which represented 0.01% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1, Pfd.	9/5/01	37,500	$1,500	$9
Locus Pharmaceuticals, Series B-1, Pfd.	2/8/07	19,329	56	5
Metabolex, Series F	5/11/00	18,181	2,000	36
IsoRay - Warrants	3/21/07	100,000	—	5
Medicure - Warrants	12/22/06	738,060	—	15
			$3,556	$70

(e)  Investment made with cash collateral received from securities lending activity.

(f)  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, this security had an aggregate value of $20,497, which represented 1.6% of total net assets.

(g)  At September 30, 2008, for federal income tax purposes cost of investments was $1,131,696 and net unrealized appreciation was $160,047 consisting of gross unrealized appreciation of $351,593 and gross unrealized depreciation of $191,546.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value (000)*
Equities: 85.1%
Europe 45.7%
	> United Kingdom 16.2%
700,000	Intertek Testing	$10,527
	Testing, Inspection & Certification Services
820,000	Capita Group	10,192
	White Collar, Back Office Outsourcing
1,290,000	Serco	8,340
	Facilities Management
1,470,000	RPS Group	6,458
	Environmental Consulting & Planning
916,090	Informa Group	5,136
	Global Publisher & Event Organizer
315,000	Smith & Nephew	3,320
	Medical Equipment & Supplies
110,400	Intermediate Capital	2,388
	European Provider of Mezzanine Capital
		46,361
	> Germany 5.5%
315,000	Rhoen-Klinikum	9,157
	Health Care Services
110,000	Wincor Nixdorf	6,502
	Retail POS Systems & ATM Machines
		15,659
	> Ireland 5.2%
1,645,000	United Drug	8,840
	Irish Pharmaceutical Wholesaler & Outsourcer
155,000	Aryzta (a)	6,044
	Baked Goods
		14,884
	> Switzerland 5.1%
43,000	Synthes	5,939
	Products for Orthopedic Surgery
86,000	Kuehne & Nagel	5,734
	Freight Forwarding/Logistics
16,000	Swatch Group	2,962
	Watch & Electronics Manufacturer
		14,635
	> Netherlands 4.4%
123,000	Fugro	7,271
	Oilfield Services
75,000	Vopak	3,542
	World’s Largest Operator of Petroleum & Chemical Storage Terminals
152,570	Aalberts Industries	1,955
	Flow Control & Heat Treatment
		12,768
	> France 3.3%
455,000	SES Global	9,445
	Satellite Broadcasting Services
		9,445
	> Sweden 2.1%
538,000	Hexagon	6,161
	Measurement Equipment & Polymers
		6,161
	> Greece 1.4%
482,000	Intralot	4,160
	Lottery & Gaming Systems & Services
		4,160
	> Spain 1.4%
80,000	Red Electrica de Espana	4,061
	Spanish Power Grid
		4,061
	> Denmark 1.1%
34,000	Novozymes	3,026
	Industrial Enzymes
		3,026
Europe: Total		131,160

Other Countries 19.5%
	> United States 8.3%
152,000	Cephalon (a)	11,779
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
65,000	Diamond Offshore	6,699
	Contract Driller
145,000	BioMarin (a)	3,841
	Biotech Focused on Orphan Diseases
297,000	Synthesis Energy Systems (a)	1,440
	Owner/Operator of Gasification Plants
		23,759
	> Israel 4.2%
800,000	Israel Chemicals	12,129
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		12,129
	> Canada 3.4%
49,400	Potash Corp. of Saskatchewan	6,521
	World’s Largest Producer of Potash
276,133	Pacific Rubiales Energy (a)(b)	1,729
173,867	Pacific Rubiales Energy (a)	1,100
138,067	Pacific Rubiales Energy-Warrants (a)(b)	258
	Oil Production & Exploration in Colombia
		9,608
	> South Africa 2.7%
280,000	Naspers	5,537
	Media & Education in Africa & Other Emerging Markets
114,500	Impala Platinum Holdings	2,326
	Platinum Group Metals Mining & Refining
		7,863
	> Australia 0.9%
750,000	Sino Gold (a)	2,513
	Gold Mining in The People’s Republic of China
		2,513
Other Countries: Total		55,872

Number of Shares		Value (000)
Asia 18.4%
	> Japan 10.1%
13,650	Jupiter Telecommunications	$9,835
	Largest Cable Service Provider in Japan
18,100	Nintendo	7,535
	Entertainment Software & Hardware
929,000	Kansai Paint	5,758
	Paint Producer in Japan, India, China &
	Southeast Asia
630	Orix JREIT	3,246
	Diversified REIT
100,000	Hitachi Construction Machinery	2,459
	Construction Machinery
		28,833
	> China 5.4%
11,294,600	Lenovo Group	4,969
	Third Largest PC Vendor Globally
3,140,000	China Shipping Development	4,148
	China’s Dominant Shipper for Oil & Coal
83,600	Mindray - ADR	2,820
	A Medical Device Manufacturer
12,800,000	Sinotrans	2,491
	Largest Integrated Logistics Player in China
130,400	China Mass Media - ADR (a)	605
	Media Planning Agency in China
13,478,800	RexCapital Finance (a)	567
	Chinese Lottery
		15,600
	> South Korea 1.4%
162,500	Woongjin Coway	4,102
	South Korean Household Appliance Rental Service Provider
		4,102
	> Hong Kong 1.0%
140,000	Hong Kong Exchanges and Clearing	1,740
	Hong Kong Equity & Derivatives Market Operator
5,400,000	NagaCorp	1,028
	Monopoly Casino in Central Cambodia
		2,768
	> Singapore 0.5%
340,000	Singapore Exchange	1,474
	Singapore Equity & Derivatives Market Operator
		1,474
Asia: Total		52,777

Latin America 1.5%
	> Chile 1.5%
166,500	Sociedad Quimica y Minera
	de Chile - ADR	4,197
	Producer of Specialty Fertilizers,
	Lithium & Iodine
		4,197
Latin America: Total		4,197
Total Equities: 85.1% (Cost: $261,851)		244,006

Principal Amount (000)
Short-Term Obligations 3.1%
	> Commercial Paper 3.0%
$1,300	Hershey Foods (c)
	2.08% Due 10/01/08	1,300
1,300	Campbell Soup (c)
	2.10% Due 10/02/08	1,300
1,300	Toyota Motor Credit
	2.20% Due 10/03/08	1,300
1,300	Nestle Capital (c)
	2.00% Due 10/06/08	1,300
1,200	Genentech (c)
	2.50% Due 10/07/08	1,199
1,200	Hewlett Packard (c)
	2.75% Due 10/08/08	1,199
1,200	AstraZeneca PLC (c)
	1.75% Due 11/03/08	1,198
		8,796
	> Repurchase Agreement 0.1%
203	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation, maturing 8/15/19, market value $213 (repurchase proceeds $203)	203
		203
Total Short-Term Obligations: (Amortized Cost: $8,999)		8,999
Total Investments: 88.2% (Cost: $270,850)(d)(e)		253,005
Cash and Other Assets Less Liabilities(f): 11.8%		33,892
Total Net Assets: 100%		$286,897

*  Security Valuation:

  Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 — quoted prices in active markets for identical securities

  •  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$39,002
Level 2 – Other Significant Observable Inputs	214,003
Level 3 – Significant Unobservable Inputs	—
Total	$253,005

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2008, these securities amounted to $1,987, which represented 0.69% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	276,133	$1,109	$1,729
Pacific Rubiales Energy-Warrants	7/12/07	138,067	236	258
			$1,345	$1,987

(c)  Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2008, these securities had an aggregate value of $7,496, which represented 2.6% of total net assets.

(d)  At September 30, 2008, for federal income tax purposes cost of investments was $270,850 and net unrealized depreciation was $17,845 consisting of gross unrealized appreciation of $21,311 and gross unrealized depreciation of $39,156.

(e)  On September 30, 2008, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro	$60,976	21.3%
US Dollar	46,902	16.3
British Pounds	46,361	16.2
Japanese Yen	28,833	10.0
Hong Kong Dollar	14,943	5.2
Swiss Franc	14,635	5.1
Other currencies less than 5% of total net assets	40,355	14.1
	$253,005	88.2%

(f)  Included in Cash and Other Assets Less Liabilities is an investment of 876 million Japanese Yen, valued at $8,236,566 on September 30, 2008. This currency was purchased to hedge against currency risk to the Fund.

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2008

Number of Shares		Value (000)*
Equities: 99.3%
Information 27.0%
	> Internet Related 4.8%
9,500,000	SkillSoft - ADR (a)(b)	$99,370
	Web-based Learning Solutions (E-Learning)
		99,370
	> Mobile Communications 4.7%
2,200,000	American Tower (a)	79,134
	Communications Towers in USA & Mexico
11,050,000	Globalstar (a)(b)	18,785
	Satellite Mobile Voice & Data Carrier
		97,919
	> Business Software 4.6%
2,000,000	Avid Technology (a)(b)	48,120
	Digital Nonlinear Editing Software & Systems
9,000,000	Novell (a)	46,260
	Directory, Operating System & Identity Management Software
		94,380
	> Telecommunications Equipment 3.1%
16,006,200	Tellabs (a)	64,985
	Telecommunications Equipment
		64,985
	> Contract Manufacturing 3.1%
45,250,000	Sanmina-SCI (a)(b)	63,350
	Electronic Manufacturing Services
		63,350
	> Advertising 2.1%
2,651,000	VisionChina Media - ADR (China) (a)	38,996
	Advertising on Digital Screens in China’s Mass Transit System
1,158,700	China Mass Media - ADR (China) (a)	5,377
	Media Planning Agency in China
		44,373
	> CATV 1.7%
1,250,000	Discovery Communications (a)	17,813
1,250,000	Discovery Communications, Series C (a)	17,700
	CATV Programming
		35,513
	> Computer Services 1.5%
2,500,000	WNS - ADR (a)(b)	24,625
	Offshore BPO (Business Process Outsourcing) Services
1,334,442	Hackett Group (a)	7,259
	IT Integration & Best Practice Research
		31,884
	> Financial Processors 1.3%
3,350,000	Cardtronics (a)(b)	26,331
	Operates the World’s Largest Network of ATMs
		26,331
	> Business Information & Marketing Services 0.1%
109,194	Ascent Media (a)	2,665
	Video Editing, Management, Digitization & Distribution Services
		2,665
Information: Total		560,770

Consumer Goods & Services 24.8%
	> Other Consumer Services 8.6%
1,900,000	ITT Educational Services (a)	153,729
	Post-secondary Degree Services
1,500,000	Career Education (a)	24,525
	Post-secondary Education
		178,254
	> Retail 8.1%
3,500,000	Safeway	83,020
	Supermarkets
1,375,000	Abercrombie & Fitch	54,244
	Teen Apparel Retailer
5,500,000	Chico’s FAS (a)	30,085
	Women’s Specialty Retailer
		167,349
	> Travel 3.5%
3,550,000	Expedia (a)	53,641
	Online Travel Services Company
2,500,000	Hertz (a)	18,925
	Largest U.S. Rental Car Operator
		72,566
	> Apparel 1.9%
1,600,000	Coach (a)	40,064
	Designer & Retailer of Branded Leather Accessories
		40,064
	> Furniture & Textiles 1.3%
1,800,000	Knoll	27,216
	Office Furniture
		27,216
	> Casinos & Gaming 0.8%
203,000,000	RexCapital Finance (China) (a)	8,539
	Chinese Lottery
44,000,000	NagaCorp (Hong Kong)	8,374
	Monopoly Casino in Central Cambodia
		16,913
	> Food & Beverage 0.6%
12,500,000	Fu Ji Food & Catering Services (China)	12,841
	Food Catering Service Provider in China
		12,841
Consumer Goods & Services: Total		515,203

Energy & Minerals 20.6%
	> Mining 8.0%
900,000	Potash Corp. of Saskatchewan (Canada)	118,809
	World’s Largest Producer of Potash

Number of Shares		Value (000)
	> Mining—continued
21,500,000	Uranium One (South Africa) (a)	$46,465
	Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.
		165,274
	> Oil Services 6.8%
5,350,000	Tetra Technologies (a)(b)	74,097
	U.S.-based Service Company with Life of Field Approach
1,200,000	FMC Technologies (a)	55,860
	Oil & Gas Wellhead Manufacturer
100,000	Diamond Offshore	10,306
	Contract Driller
		140,263
	> Oil & Gas Producers 3.2%
8,316,666	Pacific Rubiales Energy (Canada) (a)(c)	52,066
1,483,334	Pacific Rubiales Energy (Canada) (a)	9,380
2,868,750	Pacific Rubiales Energy-Warrants (Canada) (a)(c)	5,364
	Oil Production & Exploration in Colombia
		66,810
	> Alternative Energy 2.6%
1,725,000	Canadian Solar (a)	33,689
	Solar Cell & Module Manufacturer
3,025,500	Synthesis Energy Systems (a)(b)	14,674
	Owner/Operator of Gasification Plants
1,500,000	Real Goods Solar (a)(b)	6,210
	Residential Solar Energy Installer
		54,573
Energy & Minerals: Total		426,920

Industrial Goods & Services 13.6%
	> Other Industrial Services 6.4%
1,425,000	Expeditors International of Washington	49,647
	International Freight Forwarder
3,000,000	American Commercial Lines (a)(b)	31,920
	Operator/Builder of Inland Barges
1,500,000	American Reprographics (a)	25,875
	Document Management & Logistics
1,250,000	Mobile Mini (a)	24,163
	Portable Storage Units Leasing
		131,605
	> Outsourcing Services 3.9%
3,000,000	Quanta Services (a)	81,030
	Electrical & Telecom Construction Services
		81,030
	> Waste Management 2.3%
1,500,000	Waste Management	47,235
	U.S. Garbage Collection & Disposal
		47,235
	> Industrial Materials & Specialty Chemicals 1.0%
1,390,000	Israel Chemicals (Israel)	21,074
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals
		21,074
Industrial Goods & Services: Total		280,944

Finance 8.3%
	> Brokerage & Money Management 6.7%
3,683,200	Janus Capital Group	89,428
	Manages Mutual Funds
1,500,000	SEI Investments	33,300
	Mutual Fund Administration & Investment Management
3,800,000	MF Global (a)(d)	16,492
	Futures Broker
		139,220
	> Insurance 1.6%
9,100,000	Conseco (a)	32,032
	Life, Long-term Care & Medical Supplement Insurance
		32,032
Finance: Total		171,252

Other Industries 2.8%
	> Transportation 2.8%
1,750,000	JB Hunt Transport Services	58,397
	Truck & Intermodal Carrier
		58,397
Other Industries: Total		58,397
Health Care 2.2%

	> Pharmaceuticals 2.2%
600,000	Cephalon (a)	46,494
	Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology
		46,494
Health Care: Total		46,494
Total Equities: 99.3% (Cost: $2,205,548)		2,059,980

Securities Lending Collateral 0.1%
1,537,500	Dreyfus Government Cash Management Fund (e)	1,538
	(7 day yield of 1.730%)
Total Securities Lending Collateral: (Cost: $1,538)		1,538

Principal Amount (000)	Value (000)
Short-Term Obligation 0.6%
> Repurchase Agreement 0.6%
$11,783	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation, maturing 02/15/10, market value $12,021 (repurchase proceeds $11,783)	$11,783
Total Short-Term Obligation: (Cost: $11,783)	11,783
Total Investments: 100.0% (Cost: $2,218,869)(f)	2,073,301
Obligation to Return Collateral for Securities Loaned: (0.1)%	(1,538)
Cash and Other Assets Less Liabilities: 0.1%	1,890
Total Net Assets: 100%	$2,073,653

*  Security Valuation:

  Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the-counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value. A security for which a market quotation is not readily available and any other assets are valued in accordance with procedures established by the Board of Trustees. The Fund has retained an independent statistical fair value pricing service that employs a systematic methodology to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time as of which the securities are to be valued. If a security is valued at fair value, that value may be different from the last quoted market price for the security.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$1,953,259
Level 2 – Other Significant Observable Inputs	120,042
Level 3 – Significant Unobservable Inputs	—
Total	$2,073,301

ADR = American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)  Non-income producing security.

(b)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in affiliated companies during the nine months ended September 30, 2008, are as follows:

Affiliates	Balance of Shares Held 12/31/07	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/08	Value	Dividend
American Commercial Lines	3,000,000	—	—	3,000,000	$31,920	$—
Avid Technology	2,350,000	—	350,000	2,000,000	48,120	—
Canadian Solar *	2,400,000	550,195	1,225,195	1,725,000	33,689	—
CardTronics	2,308,000	1,042,000	—	3,350,000	26,331	—
Conseco *	9,700,000	1,200,000	1,800,000	9,100,000	32,032	—
Globalstar	6,866,316	4,183,684	—	11,050,000	18,785	—
ITT Educational Services *	1,300,000	800,000	200,000	1,900,000	153,729	—
Petro Rubiales Energy (merged into Pacific Rubiales Energy) *	67,212,500	—	67,212,500	—	—	—
Real Goods Solar	—	1,500,000	—	1,500,000	6,210	—
Sanmina-SCI	36,700,000	8,550,000	—	45,250,000	63,350	—
SkillSoft - ADR	9,600,000	—	100,000	9,500,000	99,370	—
Synthesis Energy Systems	—	3,025,500	—	3,025,500	14,674	—
Tetra Technologies	5,550,000	—	200,000	5,350,000	74,097	—
Universal Technical Institute *	1,500,000	—	1,500,000	—	—	—
WNS-ADR	—	2,500,000	—	2,500,000	24,625	—
TOTAL OF AFFILIATED TRANSACTIONS	148,486,816	23,351,379	72,587,695	99,250,500	$626,932	$—

* At September 30, 2008, the Fund owned less than five percent or more of the company’s outstanding voting shares.

  The aggregate cost and value of these companies at September 30, 2008, was $889,326 and $626,932, respectively. Investments in affiliate companies represented 30.2% of total net assets at September 30, 2008.

(c)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the board of trustees. At September 30, 2008, these securities amounted to $57,430, which represented 2.77% of total net assets.

  Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07-8/22/07	8,316,666	$37,653	$52,066
Pacific Rubiales Energy-Warrants	7/12/07	2,868,750	4,910	5,364
			$42,563	$57,430

(d)  All or a portion of this security was on loan at September 30, 2008. The total market value of securities on loan at September 30, 2008, is $1,456. The Trust suspended its securities lending program on September 17, 2008. The majority of the securities on loan were returned by September 30, 2008. By October 8, 2008, every security that had been out on loan had been returned.

(e)  Investment made with cash collateral received from securities lending activity.

(f)  At September 30, 2008, for federal income tax purposes cost of investments was $2,218,869 and net unrealized depreciation was $145,568 consisting of gross unrealized appreciation of $535,784 and gross unrealized depreciation of $681,352.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2008

Number of Shares or Principal Amount (000)		Value (000)*
	> Stock Funds: 85.3%
3,405,879	Columbia Large Cap EnhancedCore Fund, Class Z	$39,066
2,585,608	Columbia Dividend IncomeFund, Class Z	31,053
1,327,315	Columbia Marsico GrowthFund, Class Z	23,215
969,682	Columbia Acorn Fund, Class Z	23,098
769,812	Columbia Acorn International,Class Z	22,894
765,994	Columbia Acorn Select, Class Z	15,427
Total Stock Funds (Cost: $175,050)		154,753

	> Bond Funds: 14.4%
1,631,735	Columbia Intermediate Bond Fund,Class Z	13,021
703,832	Columbia U.S. Treasury Index Fund,Class Z	7,784
734,726	Columbia Conservative High Yield Fund, Class Z	5,261
Total Bond Funds (Cost: $27,512)		26,066

Short-Term Obligation: 0.5%
	> Repurchase Agreement
$825	Repurchase Agreement with Fixed Income Clearing Corp., dated 9/30/08, due 10/01/08 at 0.100%, collateralized by a U.S. Treasury Obligation, maturing 10/31/09 market value $845 (repurchase proceeds $825)	825
Total Short-Term Obligation: (Cost: $825)		825
Total Investments: 100.2% (Cost: $203,387)(a)		181,644
Cash and Other Assets Less Liabilities: (0.2)%		(336)
Total Net Assets: 100%		$181,308

*  Security Valuation:

  Investments in portfolio funds are valued at their net asset value as reported by the portfolio funds. A short-term debt obligation having a maturity of 60 days or less from the valuation date is valued at amortized cost, which approximates fair value.

  On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

  •  Level 1 – quoted prices in active markets for identical securities

  •  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other factors)

  •  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the value of investments)

  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities would include exchange traded domestic equities, mutual funds whose NAV’s are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities would include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities would include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

  The following table summarizes the inputs used, as of September 30, 2008, in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities (in thousands)
Level 1 – Quoted Prices	$180,819
Level 2 – Other Significant Observable Inputs	825
Level 3 – Significant Unobservable Inputs	—
Total	$181,644

> Notes to Statement of Investments (dollar values in thousands)

(a)  At September 30, 2008, for federal income tax purposes cost of investments was $203,387 and net unrealized depreciation was $21,743, consisting of gross unrealized appreciation of $1,331 and gross unrealized depreciation of $23,074.

Item  2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 21, 2008

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 21, 2008